UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2003

Item 1. Reports to Stockholders

Fidelity Advisor

Freedom FundsSM -

Income, 2010, 2020, 2030, 2040 - Class A, Class T, Class B
and Class C

Semiannual Report

September 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Semiannual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Summary

Fund Holdings as of September 30, 2003
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	3.8%
Fidelity Advisor Equity Growth Fund Institutional Class	1.9
Fidelity Advisor Equity Income Fund Institutional Class	3.9
Fidelity Advisor Growth & Income Fund Institutional Class	3.8
Fidelity Advisor Large Cap Fund Institutional Class	3.8
Fidelity Advisor Mid-Cap Fund Institutional Class	1.2
Fidelity Advisor Small Cap Fund Institutional Class	1.1
19.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.3
40.7
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	16.0
Money Market Fund
Fidelity Cash Reserves Fund	23.8
100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 19.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	25,562	$ 266,352
Fidelity Advisor Equity Growth Fund Institutional Class	3,213	134,605
Fidelity Advisor Equity Income Fund Institutional Class	11,587	266,954
Fidelity Advisor Growth & Income Fund Institutional Class	17,599	264,871
Fidelity Advisor Large Cap Fund Institutional Class	20,136	265,997
Fidelity Advisor Mid-Cap Fund Institutional Class	4,154	80,715
Fidelity Advisor Small Cap Fund Institutional Class	4,486	80,707
TOTAL EQUITY FUNDS (Cost $1,379,486)		1,360,201
Fixed-Income Funds - 56.7%

Investment Grade Fixed-Income Funds - 40.7%
Fidelity Advisor Government Investment Fund Institutional Class	138,301	1,416,200
Fidelity Advisor Intermediate Bond Fund Institutional Class	123,135	1,413,587
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,829,787
Short-Term Fixed-Income Funds - 16.0%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	115,966	1,114,438
TOTAL FIXED-INCOME FUNDS (Cost $3,871,583)		3,944,225
Money Market Fund - 23.8%

Fidelity Cash Reserves Fund (Cost $1,655,491)	1,655,491	1,655,491
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,906,560)		$ 6,959,917
Other Information
Purchases and redemptions of the underlying fund shares aggregated $6,906,908 and $341, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $6,906,560) - See accompanying schedule		$ 6,959,917
Receivable for fund shares sold		33,073
Receivable from investment adviser for expense reductions		13
Total assets		6,993,003

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased	28,430
Payable for fund shares redeemed	4,442
Accrued management fee	496
Distribution fees payable	3,322
Total liabilities		36,694

Net Assets		$ 6,956,309
Net Assets consist of:
Paid in capital		$ 6,893,813
Undistributed net investment income		9,146
Accumulated undistributed net realized gain (loss) on investments		(7)
Net unrealized appreciation (depreciation) on investments		53,357
Net Assets		$ 6,956,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($460,765 ÷ 45,551 shares)	$ 10.12

Maximum offering price per share (100/94.25 of $10.12)	$ 10.74
Class T: Net Asset Value and redemption price per share ($3,118,065 ÷ 308,376 shares)	$ 10.11

Maximum offering price per share (100/96.50 of $10.11)	$ 10.48
Class B: Net Asset Value and offering price per share ($1,786,043 ÷ 176,871 shares) A	$ 10.10

Class C: Net Asset Value and offering price per share ($1,338,836 ÷ 132,561 shares) A	$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($252,600 ÷ 24,963 shares)	$ 10.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,803

Expenses
Management fee	$ 643
Distribution fees	4,140
Non-interested trustees' compensation	1
Total expenses before reductions	4,784
Expense reductions	(127)	4,657
Net investment income (loss)		9,146
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(7)
Change in net unrealized appreciation (depreciation) on investment securities		53,357
Net gain (loss)		53,350
Net increase (decrease) in net assets resulting from operations		$ 62,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,146
Net realized gain (loss)	(7)
Change in net unrealized appreciation (depreciation)	53,357
Net increase (decrease) in net assets resulting from operations	62,496
Share transactions - net increase (decrease)	6,893,813
Total increase (decrease) in net assets	6,956,309

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $9,146)	$ 6,956,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended September 30, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.09
Total from investment operations	.12
Net asset value, end of period	$ 10.12
Total Return B,C,D	1.20%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A
Expenses net of voluntary waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 461
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	.08
Total from investment operations	.11
Net asset value, end of period	$ 10.11
Total Return B,C,D	1.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A
Expenses net of voluntary waivers, if any	.58% A
Expenses net of all reductions	.58% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,118
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended September 30, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02
Net realized and unrealized gain (loss)	.08
Total from investment operations	.10
Net asset value, end of period	$ 10.10
Total ReturnB,C,D	1.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,786
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02
Net realized and unrealized gain (loss)	.08
Total from investment operations	.10
Net asset value, end of period	$ 10.10
Total Return B, C,D	1.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,339
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2003 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.04
Net realized and unrealized gain (loss)	.08
Total from investment operations	.12
Net asset value, end of period	$ 10.12
Total ReturnB,C	1.20%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	2.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 253
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to September 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Summary

Fund Holdings as of September 30, 2003
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.8%
Fidelity Advisor Equity Growth Fund Institutional Class	3.9
Fidelity Advisor Equity Income Fund Institutional Class	7.8
Fidelity Advisor Growth & Income Fund Institutional Class	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.7
Fidelity Advisor Mid-Cap Fund Institutional Class	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.4
39.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.6
Fidelity Advisor Overseas Fund Institutional Class	2.5
5.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.2
40.5
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	3.9
Money Market Fund
Fidelity Cash Reserves Fund	5.6
100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	65,148	$ 678,841
Fidelity Advisor Equity Growth Fund Institutional Class	8,221	344,473
Fidelity Advisor Equity Income Fund Institutional Class	29,553	680,893
Fidelity Advisor Growth & Income Fund Institutional Class	44,948	676,462
Fidelity Advisor Large Cap Fund Institutional Class	51,344	678,250
Fidelity Advisor Mid-Cap Fund Institutional Class	10,646	206,849
Fidelity Advisor Small Cap Fund Institutional Class	11,478	206,493
TOTAL DOMESTIC EQUITY FUNDS		3,472,261
International Equity Funds - 5.1%
Fidelity Advisor Diversified International Fund Institutional Class	16,053	224,896
Fidelity Advisor Overseas Fund Institutional Class	16,406	223,777
TOTAL INTERNATIONAL EQUITY FUNDS		448,673
TOTAL EQUITY FUNDS (Cost $3,949,734)		3,920,934
Fixed-Income Funds - 49.6%

High Yield Fixed-Income Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	50,253	454,288
Investment Grade Fixed-Income Funds - 40.5%
Fidelity Advisor Government Investment Fund Institutional Class	173,484	1,776,479
Fidelity Advisor Intermediate Bond Fund Institutional Class	154,506	1,773,734
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,550,213
Short-Term Fixed-Income Funds - 3.9%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	35,470	340,868
TOTAL FIXED-INCOME FUNDS (Cost $4,274,587)		4,345,369
Money Market Fund - 5.6%

Fidelity Cash Reserves Fund (Cost $493,159)	493,159	493,159
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,717,480)		$ 8,759,462
Other Information
Purchases and redemptions of the underlying fund shares aggregated $8,803,934 and $86,278, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $8,717,480) - See accompanying schedule		$ 8,759,462
Cash		1
Receivable for fund shares sold		505,462
Total assets		9,264,925

Liabilities
Payable for investments purchased	$ 489,336
Accrued management fee	487
Distribution fees payable	3,293
Total liabilities		493,116

Net Assets		$ 8,771,809
Net Assets consist of:
Paid in capital		$ 8,720,528
Undistributed net investment income		9,475
Accumulated undistributed net realized gain (loss) on investments		(176)
Net unrealized appreciation (depreciation) on investments		41,982
Net Assets		$ 8,771,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($1,866,168 ÷ 183,055 shares)	$ 10.19

Maximum offering price per share (100/94.25 of $10.19)	$ 10.81
Class T: Net Asset Value and redemption price per share ($2,455,336 ÷ 240,953 shares)	$ 10.19

Maximum offering price per share (100/96.50 of $10.19)	$ 10.56
Class B: Net Asset Value and offering price per share ($2,796,654 ÷ 274,728 shares) A	$ 10.18

Class C: Net Asset Value and offering price per share ($1,449,693 ÷ 142,419 shares) A	$ 10.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($203,958 ÷ 20,001 shares)	$ 10.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,494

Expenses
Management fee	$ 666
Distribution fees	4,416
Non-interested trustees' compensation	1
Total expenses before reductions	5,083
Expense reductions	(64)	5,019
Net investment income (loss)		9,475
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(176)
Change in net unrealized appreciation (depreciation) on investment securities		41,982
Net gain (loss)		41,806
Net increase (decrease) in net assets resulting from operations		$ 51,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,475
Net realized gain (loss)	(176)
Change in net unrealized appreciation (depreciation)	41,982
Net increase (decrease) in net assets resulting from operations	51,281
Share transactions - net increase (decrease)	8,720,528
Total increase (decrease) in net assets	8,771,809

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $9,475)	$ 8,771,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended September 30, 2003F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	.16
Total from investment operations	.19
Net asset value, end of period	$ 10.19
Total Return B,C,D	1.90%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A
Expenses net of voluntary waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,866
Portfolio turnover rate	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2003F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.16
Total from investment operations	.19
Net asset value, end of period	$ 10.19
Total ReturnB,C,D	1.90%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,455
Portfolio turnover rate	10%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.16
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total Return B,C,D	1.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,797
Portfolio turnover rate	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.16
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total ReturnB,C,D	1.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,450
Portfolio turnover rate	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2003 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	.16
Total from investment operations	.20
Net asset value, end of period	$ 10.20
Total Return B,C	2.00%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	2.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 204
Portfolio turnover rate	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to September 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Summary

Fund Holdings as of September 30, 2003
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	11.6%
Fidelity Advisor Equity Growth Fund Institutional Class	5.9
Fidelity Advisor Equity Income Fund Institutional Class	11.6
Fidelity Advisor Growth & Income Fund Institutional Class	11.5
Fidelity Advisor Large Cap Fund Institutional Class	11.6
Fidelity Advisor Mid-Cap Fund Institutional Class	3.6
Fidelity Advisor Small Cap Fund Institutional Class	3.5
59.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.1
Fidelity Advisor Overseas Fund Institutional Class	5.1
10.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	11.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	11.4
22.8
100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 59.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	138,896	$ 1,447,291
Fidelity Advisor Equity Growth Fund Institutional Class	17,503	733,390
Fidelity Advisor Equity Income Fund Institutional Class	62,955	1,450,491
Fidelity Advisor Growth & Income Fund Institutional Class	95,748	1,441,013
Fidelity Advisor Large Cap Fund Institutional Class	109,464	1,446,023
Fidelity Advisor Mid-Cap Fund Institutional Class	22,619	439,491
Fidelity Advisor Small Cap Fund Institutional Class	24,340	437,872
TOTAL DOMESTIC EQUITY FUNDS		7,395,571
International Equity Funds - 10.2%
Fidelity Advisor Diversified International Fund Institutional Class	45,399	636,047
Fidelity Advisor Overseas Fund Institutional Class	46,362	632,372
TOTAL INTERNATIONAL EQUITY FUNDS		1,268,419
TOTAL EQUITY FUNDS (Cost $8,736,483)		8,663,990
Fixed-Income Funds - 30.5%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	106,365	961,541
Investment Grade Fixed-Income Funds - 22.8%
Fidelity Advisor Government Investment Fund Institutional Class	139,167	1,425,071
Fidelity Advisor Intermediate Bond Fund Institutional Class	123,921	1,422,615
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,847,686
TOTAL FIXED-INCOME FUNDS (Cost $3,733,624)		3,809,227
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,470,107)		$ 12,473,217
Other Information
Purchases and redemptions of the underlying fund shares aggregated $12,919,682 and $447,750, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $12,470,107) - See accompanying schedule		$ 12,473,217
Cash		1
Receivable for fund shares sold		775,814
Receivable from investment adviser for expense reductions		43
Other receivables		25
Total assets		13,249,100

Liabilities
Payable for investments purchased	$ 775,335
Accrued management fee	747
Distribution fees payable	5,330
Total liabilities		781,412

Net Assets		$ 12,467,688
Net Assets consist of:
Paid in capital		$ 12,457,449
Undistributed net investment income		8,954
Accumulated undistributed net realized gain (loss) on investments		(1,825)
Net unrealized appreciation (depreciation) on investments		3,110
Net Assets		$ 12,467,688

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($2,325,885 ÷ 227,279 shares)	$ 10.23

Maximum offering price per share (100/94.25 of $10.23)	$ 10.85
Class T: Net Asset Value and redemption price per share ($3,457,963 ÷ 338,002 shares)	$ 10.23

Maximum offering price per share (100/96.50 of $10.23)	$ 10.60
Class B: Net Asset Value and offering price per share ($4,292,050 ÷ 419,782 shares) A	$ 10.22

Class C: Net Asset Value and offering price per share ($2,137,029 ÷ 209,101 shares) A	$ 10.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($254,761 ÷ 24,884 shares)	$ 10.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 16,627

Expenses
Management fee	$ 974
Distribution fees	6,849
Non-interested trustees' compensation	1
Total expenses before reductions	7,824
Expense reductions	(151)	7,673
Net investment income (loss)		8,954
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(1,825)
Change in net unrealized appreciation (depreciation) on investment securities		3,110
Net gain (loss)		1,285
Net increase (decrease) in net assets resulting from operations		$ 10,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,954
Net realized gain (loss)	(1,825)
Change in net unrealized appreciation (depreciation)	3,110
Net increase (decrease) in net assets resulting from operations	10,239
Share transactions - net increase (decrease)	12,457,449
Total increase (decrease) in net assets	12,467,688

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $8,954)	$ 12,467,688

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.21
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B,C,D	2.30%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A
Expenses net of voluntary waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,326
Portfolio turnover rate	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.21
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B,C,D	2.30%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A
Expenses net of voluntary waivers, if any	.58% A
Expenses net of all reductions	.58% A
Net investment income (loss)	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,458
Portfolio turnover rate	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.21
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B,C,D	2.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,292
Portfolio turnover rate	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.21
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B,C,D	2.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,137
Portfolio turnover rate	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2003 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.21
Total from investment operations	.24
Net asset value, end of period	$ 10.24
Total Return B,C	2.40%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255
Portfolio turnover rate	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to September 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Summary

Fund Holdings as of September 30, 2003
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.5%
Fidelity Advisor Equity Growth Fund Institutional Class	6.9
Fidelity Advisor Equity Income Fund Institutional Class	13.6
Fidelity Advisor Growth & Income Fund Institutional Class	13.5
Fidelity Advisor Large Cap Fund Institutional Class	13.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.1
Fidelity Advisor Small Cap Fund Institutional Class	4.1
69.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.4
Fidelity Advisor Overseas Fund Institutional Class	6.4
12.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	5.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.1
10.2
100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.2%
Fidelity Advisor Dividend Growth Fund Institutional Class	104,055	$ 1,084,249
Fidelity Advisor Equity Growth Fund Institutional Class	13,116	549,551
Fidelity Advisor Equity Income Fund Institutional Class	47,194	1,087,347
Fidelity Advisor Growth & Income Fund Institutional Class	71,729	1,079,515
Fidelity Advisor Large Cap Fund Institutional Class	81,994	1,083,137
Fidelity Advisor Mid-Cap Fund Institutional Class	16,939	329,124
Fidelity Advisor Small Cap Fund Institutional Class	18,253	328,368
TOTAL DOMESTIC EQUITY FUNDS		5,541,291
International Equity Funds - 12.8%
Fidelity Advisor Diversified International Fund Institutional Class	36,553	512,105
Fidelity Advisor Overseas Fund Institutional Class	37,295	508,703
TOTAL INTERNATIONAL EQUITY FUNDS		1,020,808
TOTAL EQUITY FUNDS (Cost $6,624,423)		6,562,099
Fixed-Income Funds - 18.0%

High Yield Fixed-Income Funds - 7.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	68,685	620,909
Investment Grade Fixed-Income Funds - 10.2%
Fidelity Advisor Government Investment Fund Institutional Class	39,786	407,405
Fidelity Advisor Intermediate Bond Fund Institutional Class	35,421	406,632
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		814,037
TOTAL FIXED-INCOME FUNDS (Cost $1,405,569)		1,434,946
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,029,992)		$ 7,997,045
Other Information
Purchases and redemptions of the underlying fund shares aggregated $8,050,422 and $20,166, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $8,029,992) - See accompanying schedule		$ 7,997,045
Cash		1
Receivable for fund shares sold		217,574
Total assets		8,214,620

Liabilities
Payable for investments purchased	$ 214,372
Payable for fund shares redeemed	3,064
Accrued management fee	512
Distribution fees payable	3,046
Total liabilities		220,994

Net Assets		$ 7,993,626
Net Assets consist of:
Paid in capital		$ 8,022,280
Undistributed net investment income		4,557
Accumulated undistributed net realized gain (loss) on investments		(264)
Net unrealized appreciation (depreciation) on investments		(32,947)
Net Assets		$ 7,993,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($1,434,493 ÷ 140,052 shares)	$ 10.24

Maximum offering price per share (100/94.25 of $10.24)	$ 10.86
Class T: Net Asset Value and redemption price per share ($3,321,420 ÷ 324,357 shares)	$ 10.24

Maximum offering price per share (100/96.50 of $10.24)	$ 10.61
Class B: Net Asset Value and offering price per share ($1,956,868 ÷ 191,243 shares) A	$ 10.23

Class C: Net Asset Value and offering price per share ($1,075,843 ÷ 105,120 shares) A	$ 10.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($205,002 ÷ 20,001 shares)	$ 10.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,057

Expenses
Management fee	$ 684
Distribution fees	3,989
Non-interested trustees' compensation	1
Total expenses before reductions	4,674
Expense reductions	(174)	4,500
Net investment income (loss)		4,557
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(264)
Change in net unrealized appreciation (depreciation) on investment securities		(32,947)
Net gain (loss)		(33,211)
Net increase (decrease) in net assets resulting from operations		$ (28,654)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,557
Net realized gain (loss)	(264)
Change in net unrealized appreciation (depreciation)	(32,947)
Net increase (decrease) in net assets resulting from operations	(28,654)
Share transactions - net increase (decrease)	8,022,280
Total increase (decrease) in net assets	7,993,626

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $4,557)	$ 7,993,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.22 F
Total from investment operations	.24
Net asset value, end of period	$ 10.24
Total Return B,C,D	2.40%
Ratios to Average Net Assets H
Expenses before expense reductions	.35% A
Expenses net of voluntary waivers, if any	.33% A
Expenses net of all reductions	.32% A
Net investment income (loss)	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,434
Portfolio turnover rate	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.23 F
Total from investment operations	.24
Net asset value, end of period	$ 10.24
Total Return B,C,D	2.40%
Ratios to Average Net Assets H
Expenses before expense reductions	.60% A
Expenses net of voluntary waivers, if any	.58% A
Expenses net of all reductions	.57% A
Net investment income (loss)	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,321
Portfolio turnover rate	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I
Net realized and unrealized gain (loss)	.23F
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B,C,D	2.30%
Ratios to Average Net Assets H
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.07% A
Net investment income (loss)	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,957
Portfolio turnover rate	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than .01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2003G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I
Net realized and unrealized gain (loss)	.23F
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total ReturnB,C,D	2.30%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.07%A
Net investment income (loss)	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,076
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than .01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.23 E
Total from investment operations	.25
Net asset value, end of period	$ 10.25
Total Return B,C	2.50%
Ratios to Average Net Assets G
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.07% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205
Portfolio turnover rate	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Summary

Fund Holdings as of September 30, 2003
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	14.5%
Fidelity Advisor Equity Growth Fund Institutional Class	7.4
Fidelity Advisor Equity Income Fund Institutional Class	14.6
Fidelity Advisor Growth & Income Fund Institutional Class	14.4
Fidelity Advisor Large Cap Fund Institutional Class	14.6
Fidelity Advisor Mid-Cap Fund Institutional Class	4.4
Fidelity Advisor Small Cap Fund Institutional Class	4.4
74.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.7
Fidelity Advisor Overseas Fund Institutional Class	7.7
15.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.3
100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 74.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	76,466	$ 796,779
Fidelity Advisor Equity Growth Fund Institutional Class	9,650	404,340
Fidelity Advisor Equity Income Fund Institutional Class	34,677	798,963
Fidelity Advisor Growth & Income Fund Institutional Class	52,713	793,337
Fidelity Advisor Large Cap Fund Institutional Class	60,292	796,463
Fidelity Advisor Mid-Cap Fund Institutional Class	12,480	242,494
Fidelity Advisor Small Cap Fund Institutional Class	13,427	241,550
TOTAL DOMESTIC EQUITY FUNDS		4,073,926
International Equity Funds - 15.4%
Fidelity Advisor Diversified International Fund Institutional Class	30,156	422,491
Fidelity Advisor Overseas Fund Institutional Class	30,759	419,559
TOTAL INTERNATIONAL EQUITY FUNDS		842,050
TOTAL EQUITY FUNDS (Cost $4,949,628)		4,915,976
Fixed-Income Funds - 10.3%

High Yield Fixed-Income Funds - 10.3%
Fidelity Advisor High Income Advantage Fund Institutional Class (Cost $553,320)	62,686	566,682
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,502,948)		$ 5,482,658
Other Information
Purchases and redemptions of the underlying fund shares aggregated $5,510,421 and $7,368, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $5,502,948) - See accompanying schedule		$ 5,482,658
Cash		1
Receivable for fund shares sold		81,039
Receivable from investment adviser for expense reductions		33
Total assets		5,563,731

Liabilities
Payable for investments purchased	$ 80,847
Accrued management fee	385
Distribution fees payable	2,389
Total liabilities		83,621

Net Assets		$ 5,480,110
Net Assets consist of:
Paid in capital		$ 5,497,896
Undistributed net investment income		2,609
Accumulated undistributed net realized gain (loss) on investments		(105)
Net unrealized appreciation (depreciation) on investments		(20,290)
Net Assets		$ 5,480,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($566,595 ÷ 55,221 shares)	$ 10.26

Maximum offering price per share (100/94.25 of $10.26)	$ 10.89
Class T: Net Asset Value and redemption price per share ($2,933,836 ÷ 286,143 shares)	$ 10.25

Maximum offering price per share (100/96.50 of $10.25)	$ 10.62
Class B: Net Asset Value and offering price per share ($739,889 ÷ 72,221 shares) A	$ 10.24

Class C: Net Asset Value and offering price per share ($1,034,464 ÷ 100,990 shares) A	$ 10.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($205,326 ÷ 20,001 shares)	$ 10.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,304

Expenses
Management fee	$ 531
Distribution fees	3,252
Non-interested trustees' compensation	1
Total expenses before reductions	3,784
Expense reductions	(89)	3,695
Net investment income (loss)		2,609
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(105)
Change in net unrealized appreciation (depreciation) on investment securities		(20,290)
Net gain (loss)		(20,395)
Net increase (decrease) in net assets resulting from operations		$ (17,786)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,609
Net realized gain (loss)	(105)
Change in net unrealized appreciation (depreciation)	(20,290)
Net increase (decrease) in net assets resulting from operations	(17,786)
Share transactions - net increase (decrease)	5,497,896
Total increase (decrease) in net assets	5,480,110

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,609)	$ 5,480,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.24 F
Total from investment operations	.26
Net asset value, end of period	$ 10.26
Total Return B,C,D	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	.35% A
Expenses net of voluntary waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 567
Portfolio turnover rate	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.24 F
Total from investment operations	.25
Net asset value, end of period	$ 10.25
Total Return B,C,D	2.50%
Ratios to Average Net Assets H
Expenses before expense reductions	.60% A
Expenses net of voluntary waivers, if any	.58% A
Expenses net of all reductions	.58% A
Net investment income (loss)	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,934
Portfolio turnover rate	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended September 30, 2003G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I
Net realized and unrealized gain (loss)	.24F
Total from investment operations	.24
Net asset value, end of period	$ 10.24
Total ReturnB,C,D	2.40%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 740
Portfolio turnover rate	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than .01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I
Net realized and unrealized gain (loss)	.24 F
Total from investment operations	.24
Net asset value, end of period	$ 10.24
Total Return B,C,D	2.40%
Ratios to Average Net Assets H
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,034
Portfolio turnover rate	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than .01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02
Net realized and unrealized gain (loss)	.25 E
Total from investment operations	.27
Net asset value, end of period	$ 10.27
Total Return B,C	2.70%
Ratios to Average Net Assets G
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	1.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205
Portfolio turnover rate	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund and Fidelity Advisor Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the funds intend to qualify as regulated investment companies by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income and capital gain distributions, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Advisor Freedom Income	$ 6,906,560	$ 77,744	$ (24,387)	$ 53,357
Fidelity Advisor Freedom 2010	8,717,489	94,239	(52,266)	41,973
Fidelity Advisor Freedom 2020	12,470,107	126,174	(123,064)	3,110
Fidelity Advisor Freedom 2030	8,029,992	72,562	(105,509)	(32,947)
Fidelity Advisor Freedom 2040	5,502,948	50,765	(71,055)	(20,290)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares, except for Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 147	$ 92
Class T	.25%	.25%	1,448	180
Class B	.75%	.25%	1,434	1,152
Class C	.75%	.25%	1,111	861
			$ 4,140	$ 2,285
Fidelity Advisor Freedom 2010
Class A	0%	.25%	$ 344	$ 77
Class T	.25%	.25%	832	153
Class B	.75%	.25%	2,036	1,596
Class C	.75%	.25%	1,204	1,035
			$ 4,416	$ 2,861
Fidelity Advisor Freedom 2020
Class A	0%	.25%	$ 416	$ 80
Class T	.25%	.25%	1,226	143
Class B	.75%	.25%	3,389	2,606
Class C	.75%	.25%	1,818	1,440
			$ 6,849	$ 4,269
Fidelity Advisor Freedom 2030
Class A	0%	.25%	$ 388	$ 85
Class T	.25%	.25%	1,306	153
Class B	.75%	.25%	1,324	1,070
Class C	.75%	.25%	971	677
			$ 3,989	$ 1,985
Fidelity Advisor Freedom 2040
Class A	0%	.25%	$ 162	$ 94
Class T	.25%	.25%	1,194	156
Class B	.75%	.25%	832	716
Class C	.75%	.25%	1,064	673
			$ 3,252	$ 1,639

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Advisor Freedom Income	Retained by FDC
Class A	$ 1,646
Class T	508
Class B*	-
Class C*	-
$ 2,154
Fidelity Advisor Freedom 2010
Class A	$ 8,388
Class T	2,070
Class B*	5,750
Class C*	-
$ 16,208
Fidelity Advisor Freedom 2020
Class A	$ 11,907
Class T	2,891
Class B*	223
Class C*	1
$ 15,022
Fidelity Advisor Freedom 2030
Class A	$ 6,562
Class T	3,072
Class B*	-
Class C*	-
$ 9,634
Fidelity Advisor Freedom 2040
Class A	$ 1,724
Class T	648
Class B*	-
Class C*	-
$ 2,372

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Effective July 24, 2003, FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Fidelity Advisor Freedom Income
Class A	.33%	$ 10
Class T	.58%	57
Class B	1.08%	16
Class C	1.08%	11
Institutional Class	.08%	8
Fidelity Advisor Freedom 2010
Class A	.33%	19
Class T	.58%	17
Class B	1.08%	8
Class C	1.08%	13
Institutional Class	.08%	7
Fidelity Advisor Freedom 2020
Class A	.33%	27
Class T	.58%	36
Class B	1.08%	34
Class C	1.08%	21
Institutional Class	.08%	8
Fidelity Advisor Freedom 2030
Class A	.33%	28
Class T	.58%	40
Class B	1.08%	1
Class C	1.08%	11
Institutional Class	.08%	7
Fidelity Advisor Freedom 2040
Class A	.33%	12
Class T	.58%	40
Class B	1.08%	12
Class C	1.08%	17
Institutional Class	.08%	8

Semiannual Report

5. Expense Reductions - continued

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction

Fidelity Advisor Freedom Income	$ 25
Fidelity Advisor Freedom 2020	25
Fidelity Advisor Freedom 2030	87

6. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %

Fidelity Advisor Freedom Income	15%	1	25%
Fidelity Advisor Freedom 2010	12%	1	12%
Fidelity Advisor Freedom 2020	-%	2	26%
Fidelity Advisor Freedom 2030	13%	1	25%
Fidelity Advisor Freedom 2040	19%	2	40%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	July 24, 2003 (commencement of operations) to September 30, 2003	July 24, 2003 (commencement of operations) to September 30, 2003
Fidelity Advisor Freedom Income
Class A
Shares sold	47,423	$ 474,941
Shares redeemed	(1,872)	(18,945)
Net increase (decrease)	45,551	$ 455,996
Class T
Shares sold	312,687	$ 3,128,277
Shares redeemed	(4,311)	(43,542)
Net increase (decrease)	308,376	$ 3,084,735
Class B
Shares sold	177,064	$ 1,775,822
Shares redeemed	(193)	(1,944)
Net increase (decrease)	176,871	$ 1,773,878
Class C
Shares sold	132,561	$ 1,329,096
Net increase (decrease)	132,561	$ 1,329,096
Institutional Class
Shares sold	24,963	$ 250,108
Net increase (decrease)	24,963	$ 250,108
Fidelity Advisor Freedom 2010
Class A
Shares sold	183,084	$ 1,855,279
Shares redeemed	(29)	(300)
Net increase (decrease)	183,055	$ 1,854,979
Class T
Shares sold	252,293	$ 2,559,502
Shares redeemed	(11,340)	(115,327)
Net increase (decrease)	240,953	$ 2,444,175
Class B
Shares sold	288,251	$ 2,917,754
Shares redeemed	(13,523)	(135,717)
Net increase (decrease)	274,728	$ 2,782,037
Class C
Shares sold	142,419	$ 1,439,327
Net increase (decrease)	142,419	$ 1,439,327
Institutional Class
Shares sold	20,001	$ 200,010
Net increase (decrease)	20,001	$ 200,010

Semiannual Report

7. Share Transactions - continued

	Shares	Dollars
	July 24, 2003 (commencement of operations) to September 30, 2003	July 24, 2003 (commencement of operations) to September 30, 2003
Fidelity Advisor Freedom 2020
Class A
Shares sold	227,458	$ 2,328,447
Shares redeemed	(179)	(1,775)
Net increase (decrease)	227,279	$ 2,326,672
Class T
Shares sold	344,340	$ 3,529,518
Shares redeemed	(6,338)	(65,014)
Net increase (decrease)	338,002	$ 3,464,504
Class B
Shares sold	420,258	$ 4,287,434
Shares redeemed	(476)	(4,879)
Net increase (decrease)	419,782	$ 4,282,555
Class C
Shares sold	209,144	$ 2,134,153
Shares redeemed	(43)	(445)
Net increase (decrease)	209,101	$ 2,133,708
Institutional Class
Shares sold	24,884	$ 250,010
Net increase (decrease)	24,884	$ 250,010
Fidelity Advisor Freedom 2030
Class A
Shares sold	140,052	$ 1,424,998
Net increase (decrease)	140,052	$ 1,424,998
Class T
Shares sold	329,624	$ 3,408,813
Shares redeemed	(5,267)	(54,634)
Net increase (decrease)	324,357	$ 3,354,179
Class B
Shares sold	191,243	$ 1,964,722
Net increase (decrease)	191,243	$ 1,964,722
Class C
Shares sold	105,124	$ 1,078,411
Shares redeemed	(4)	(40)
Net increase (decrease)	105,120	$ 1,078,371
Institutional Class
Shares sold	20,001	$ 200,010
Net increase (decrease)	20,001	$ 200,010

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares	Dollars
	July 24, 2003 (commencement of operations) to September 30, 2003	July 24, 2003 (commencement of operations) to September 30, 2003
Fidelity Advisor Freedom 2040
Class A
Shares sold	55,221	$ 563,380
Net increase (decrease)	55,221	$ 563,380
Class T
Shares sold	286,159	$ 2,965,549
Shares redeemed	(16)	(167)
Net increase (decrease)	286,143	$ 2,965,382
Class B
Shares sold	72,221	$ 738,002
Net increase (decrease)	72,221	$ 738,002
Class C
Shares sold	102,367	$ 1,045,395
Shares redeemed	(1,377)	(14,273)
Net increase (decrease)	100,990	$ 1,031,122
Institutional Class
Shares sold	20,001	$ 200,010
Net increase (decrease)	20,001	$ 200,010

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Freedom FundsSM -

Income, 2010, 2020, 2030, 2040 -
Institutional Class

Semiannual Report

September 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Semiannual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Summary

Fund Holdings as of September 30, 2003
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	3.8%
Fidelity Advisor Equity Growth Fund Institutional Class	1.9
Fidelity Advisor Equity Income Fund Institutional Class	3.9
Fidelity Advisor Growth & Income Fund Institutional Class	3.8
Fidelity Advisor Large Cap Fund Institutional Class	3.8
Fidelity Advisor Mid-Cap Fund Institutional Class	1.2
Fidelity Advisor Small Cap Fund Institutional Class	1.1
19.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.3
40.7
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	16.0
Money Market Fund
Fidelity Cash Reserves Fund	23.8
100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 19.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	25,562	$ 266,352
Fidelity Advisor Equity Growth Fund Institutional Class	3,213	134,605
Fidelity Advisor Equity Income Fund Institutional Class	11,587	266,954
Fidelity Advisor Growth & Income Fund Institutional Class	17,599	264,871
Fidelity Advisor Large Cap Fund Institutional Class	20,136	265,997
Fidelity Advisor Mid-Cap Fund Institutional Class	4,154	80,715
Fidelity Advisor Small Cap Fund Institutional Class	4,486	80,707
TOTAL EQUITY FUNDS (Cost $1,379,486)		1,360,201
Fixed-Income Funds - 56.7%

Investment Grade Fixed-Income Funds - 40.7%
Fidelity Advisor Government Investment Fund Institutional Class	138,301	1,416,200
Fidelity Advisor Intermediate Bond Fund Institutional Class	123,135	1,413,587
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,829,787
Short-Term Fixed-Income Funds - 16.0%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	115,966	1,114,438
TOTAL FIXED-INCOME FUNDS (Cost $3,871,583)		3,944,225
Money Market Fund - 23.8%

Fidelity Cash Reserves Fund (Cost $1,655,491)	1,655,491	1,655,491
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,906,560)		$ 6,959,917
Other Information
Purchases and redemptions of the underlying fund shares aggregated $6,906,908 and $341, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $6,906,560) - See accompanying schedule		$ 6,959,917
Receivable for fund shares sold		33,073
Receivable from investment adviser for expense reductions		13
Total assets		6,993,003

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased	28,430
Payable for fund shares redeemed	4,442
Accrued management fee	496
Distribution fees payable	3,322
Total liabilities		36,694

Net Assets		$ 6,956,309
Net Assets consist of:
Paid in capital		$ 6,893,813
Undistributed net investment income		9,146
Accumulated undistributed net realized gain (loss) on investments		(7)
Net unrealized appreciation (depreciation) on investments		53,357
Net Assets		$ 6,956,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($460,765 ÷ 45,551 shares)	$ 10.12

Maximum offering price per share (100/94.25 of $10.12)	$ 10.74
Class T: Net Asset Value and redemption price per share ($3,118,065 ÷ 308,376 shares)	$ 10.11

Maximum offering price per share (100/96.50 of $10.11)	$ 10.48
Class B: Net Asset Value and offering price per share ($1,786,043 ÷ 176,871 shares) A	$ 10.10

Class C: Net Asset Value and offering price per share ($1,338,836 ÷ 132,561 shares) A	$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($252,600 ÷ 24,963 shares)	$ 10.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,803

Expenses
Management fee	$ 643
Distribution fees	4,140
Non-interested trustees' compensation	1
Total expenses before reductions	4,784
Expense reductions	(127)	4,657
Net investment income (loss)		9,146
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(7)
Change in net unrealized appreciation (depreciation) on investment securities		53,357
Net gain (loss)		53,350
Net increase (decrease) in net assets resulting from operations		$ 62,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,146
Net realized gain (loss)	(7)
Change in net unrealized appreciation (depreciation)	53,357
Net increase (decrease) in net assets resulting from operations	62,496
Share transactions - net increase (decrease)	6,893,813
Total increase (decrease) in net assets	6,956,309

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $9,146)	$ 6,956,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended September 30, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.09
Total from investment operations	.12
Net asset value, end of period	$ 10.12
Total Return B,C,D	1.20%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A
Expenses net of voluntary waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 461
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	.08
Total from investment operations	.11
Net asset value, end of period	$ 10.11
Total Return B,C,D	1.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A
Expenses net of voluntary waivers, if any	.58% A
Expenses net of all reductions	.58% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,118
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended September 30, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02
Net realized and unrealized gain (loss)	.08
Total from investment operations	.10
Net asset value, end of period	$ 10.10
Total ReturnB,C,D	1.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,786
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02
Net realized and unrealized gain (loss)	.08
Total from investment operations	.10
Net asset value, end of period	$ 10.10
Total Return B, C,D	1.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,339
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2003 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.04
Net realized and unrealized gain (loss)	.08
Total from investment operations	.12
Net asset value, end of period	$ 10.12
Total ReturnB,C	1.20%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	2.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 253
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to September 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Summary

Fund Holdings as of September 30, 2003
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.8%
Fidelity Advisor Equity Growth Fund Institutional Class	3.9
Fidelity Advisor Equity Income Fund Institutional Class	7.8
Fidelity Advisor Growth & Income Fund Institutional Class	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.7
Fidelity Advisor Mid-Cap Fund Institutional Class	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.4
39.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.6
Fidelity Advisor Overseas Fund Institutional Class	2.5
5.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.2
40.5
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	3.9
Money Market Fund
Fidelity Cash Reserves Fund	5.6
100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	65,148	$ 678,841
Fidelity Advisor Equity Growth Fund Institutional Class	8,221	344,473
Fidelity Advisor Equity Income Fund Institutional Class	29,553	680,893
Fidelity Advisor Growth & Income Fund Institutional Class	44,948	676,462
Fidelity Advisor Large Cap Fund Institutional Class	51,344	678,250
Fidelity Advisor Mid-Cap Fund Institutional Class	10,646	206,849
Fidelity Advisor Small Cap Fund Institutional Class	11,478	206,493
TOTAL DOMESTIC EQUITY FUNDS		3,472,261
International Equity Funds - 5.1%
Fidelity Advisor Diversified International Fund Institutional Class	16,053	224,896
Fidelity Advisor Overseas Fund Institutional Class	16,406	223,777
TOTAL INTERNATIONAL EQUITY FUNDS		448,673
TOTAL EQUITY FUNDS (Cost $3,949,734)		3,920,934
Fixed-Income Funds - 49.6%

High Yield Fixed-Income Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	50,253	454,288
Investment Grade Fixed-Income Funds - 40.5%
Fidelity Advisor Government Investment Fund Institutional Class	173,484	1,776,479
Fidelity Advisor Intermediate Bond Fund Institutional Class	154,506	1,773,734
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,550,213
Short-Term Fixed-Income Funds - 3.9%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	35,470	340,868
TOTAL FIXED-INCOME FUNDS (Cost $4,274,587)		4,345,369
Money Market Fund - 5.6%

Fidelity Cash Reserves Fund (Cost $493,159)	493,159	493,159
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,717,480)		$ 8,759,462
Other Information
Purchases and redemptions of the underlying fund shares aggregated $8,803,934 and $86,278, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $8,717,480) - See accompanying schedule		$ 8,759,462
Cash		1
Receivable for fund shares sold		505,462
Total assets		9,264,925

Liabilities
Payable for investments purchased	$ 489,336
Accrued management fee	487
Distribution fees payable	3,293
Total liabilities		493,116

Net Assets		$ 8,771,809
Net Assets consist of:
Paid in capital		$ 8,720,528
Undistributed net investment income		9,475
Accumulated undistributed net realized gain (loss) on investments		(176)
Net unrealized appreciation (depreciation) on investments		41,982
Net Assets		$ 8,771,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($1,866,168 ÷ 183,055 shares)	$ 10.19

Maximum offering price per share (100/94.25 of $10.19)	$ 10.81
Class T: Net Asset Value and redemption price per share ($2,455,336 ÷ 240,953 shares)	$ 10.19

Maximum offering price per share (100/96.50 of $10.19)	$ 10.56
Class B: Net Asset Value and offering price per share ($2,796,654 ÷ 274,728 shares) A	$ 10.18

Class C: Net Asset Value and offering price per share ($1,449,693 ÷ 142,419 shares) A	$ 10.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($203,958 ÷ 20,001 shares)	$ 10.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,494

Expenses
Management fee	$ 666
Distribution fees	4,416
Non-interested trustees' compensation	1
Total expenses before reductions	5,083
Expense reductions	(64)	5,019
Net investment income (loss)		9,475
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(176)
Change in net unrealized appreciation (depreciation) on investment securities		41,982
Net gain (loss)		41,806
Net increase (decrease) in net assets resulting from operations		$ 51,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,475
Net realized gain (loss)	(176)
Change in net unrealized appreciation (depreciation)	41,982
Net increase (decrease) in net assets resulting from operations	51,281
Share transactions - net increase (decrease)	8,720,528
Total increase (decrease) in net assets	8,771,809

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $9,475)	$ 8,771,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended September 30, 2003F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	.16
Total from investment operations	.19
Net asset value, end of period	$ 10.19
Total Return B,C,D	1.90%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A
Expenses net of voluntary waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,866
Portfolio turnover rate	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2003F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.16
Total from investment operations	.19
Net asset value, end of period	$ 10.19
Total ReturnB,C,D	1.90%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,455
Portfolio turnover rate	10%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.16
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total Return B,C,D	1.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,797
Portfolio turnover rate	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.16
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total ReturnB,C,D	1.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,450
Portfolio turnover rate	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2003 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	.16
Total from investment operations	.20
Net asset value, end of period	$ 10.20
Total Return B,C	2.00%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	2.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 204
Portfolio turnover rate	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to September 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Summary

Fund Holdings as of September 30, 2003
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	11.6%
Fidelity Advisor Equity Growth Fund Institutional Class	5.9
Fidelity Advisor Equity Income Fund Institutional Class	11.6
Fidelity Advisor Growth & Income Fund Institutional Class	11.5
Fidelity Advisor Large Cap Fund Institutional Class	11.6
Fidelity Advisor Mid-Cap Fund Institutional Class	3.6
Fidelity Advisor Small Cap Fund Institutional Class	3.5
59.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.1
Fidelity Advisor Overseas Fund Institutional Class	5.1
10.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	11.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	11.4
22.8
100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 59.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	138,896	$ 1,447,291
Fidelity Advisor Equity Growth Fund Institutional Class	17,503	733,390
Fidelity Advisor Equity Income Fund Institutional Class	62,955	1,450,491
Fidelity Advisor Growth & Income Fund Institutional Class	95,748	1,441,013
Fidelity Advisor Large Cap Fund Institutional Class	109,464	1,446,023
Fidelity Advisor Mid-Cap Fund Institutional Class	22,619	439,491
Fidelity Advisor Small Cap Fund Institutional Class	24,340	437,872
TOTAL DOMESTIC EQUITY FUNDS		7,395,571
International Equity Funds - 10.2%
Fidelity Advisor Diversified International Fund Institutional Class	45,399	636,047
Fidelity Advisor Overseas Fund Institutional Class	46,362	632,372
TOTAL INTERNATIONAL EQUITY FUNDS		1,268,419
TOTAL EQUITY FUNDS (Cost $8,736,483)		8,663,990
Fixed-Income Funds - 30.5%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	106,365	961,541
Investment Grade Fixed-Income Funds - 22.8%
Fidelity Advisor Government Investment Fund Institutional Class	139,167	1,425,071
Fidelity Advisor Intermediate Bond Fund Institutional Class	123,921	1,422,615
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,847,686
TOTAL FIXED-INCOME FUNDS (Cost $3,733,624)		3,809,227
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,470,107)		$ 12,473,217
Other Information
Purchases and redemptions of the underlying fund shares aggregated $12,919,682 and $447,750, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $12,470,107) - See accompanying schedule		$ 12,473,217
Cash		1
Receivable for fund shares sold		775,814
Receivable from investment adviser for expense reductions		43
Other receivables		25
Total assets		13,249,100

Liabilities
Payable for investments purchased	$ 775,335
Accrued management fee	747
Distribution fees payable	5,330
Total liabilities		781,412

Net Assets		$ 12,467,688
Net Assets consist of:
Paid in capital		$ 12,457,449
Undistributed net investment income		8,954
Accumulated undistributed net realized gain (loss) on investments		(1,825)
Net unrealized appreciation (depreciation) on investments		3,110
Net Assets		$ 12,467,688

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($2,325,885 ÷ 227,279 shares)	$ 10.23

Maximum offering price per share (100/94.25 of $10.23)	$ 10.85
Class T: Net Asset Value and redemption price per share ($3,457,963 ÷ 338,002 shares)	$ 10.23

Maximum offering price per share (100/96.50 of $10.23)	$ 10.60
Class B: Net Asset Value and offering price per share ($4,292,050 ÷ 419,782 shares) A	$ 10.22

Class C: Net Asset Value and offering price per share ($2,137,029 ÷ 209,101 shares) A	$ 10.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($254,761 ÷ 24,884 shares)	$ 10.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 16,627

Expenses
Management fee	$ 974
Distribution fees	6,849
Non-interested trustees' compensation	1
Total expenses before reductions	7,824
Expense reductions	(151)	7,673
Net investment income (loss)		8,954
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(1,825)
Change in net unrealized appreciation (depreciation) on investment securities		3,110
Net gain (loss)		1,285
Net increase (decrease) in net assets resulting from operations		$ 10,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,954
Net realized gain (loss)	(1,825)
Change in net unrealized appreciation (depreciation)	3,110
Net increase (decrease) in net assets resulting from operations	10,239
Share transactions - net increase (decrease)	12,457,449
Total increase (decrease) in net assets	12,467,688

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $8,954)	$ 12,467,688

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.21
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B,C,D	2.30%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A
Expenses net of voluntary waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,326
Portfolio turnover rate	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.21
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B,C,D	2.30%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A
Expenses net of voluntary waivers, if any	.58% A
Expenses net of all reductions	.58% A
Net investment income (loss)	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,458
Portfolio turnover rate	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.21
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B,C,D	2.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,292
Portfolio turnover rate	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.21
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B,C,D	2.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,137
Portfolio turnover rate	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2003 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.21
Total from investment operations	.24
Net asset value, end of period	$ 10.24
Total Return B,C	2.40%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255
Portfolio turnover rate	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to September 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Summary

Fund Holdings as of September 30, 2003
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.5%
Fidelity Advisor Equity Growth Fund Institutional Class	6.9
Fidelity Advisor Equity Income Fund Institutional Class	13.6
Fidelity Advisor Growth & Income Fund Institutional Class	13.5
Fidelity Advisor Large Cap Fund Institutional Class	13.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.1
Fidelity Advisor Small Cap Fund Institutional Class	4.1
69.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.4
Fidelity Advisor Overseas Fund Institutional Class	6.4
12.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	5.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.1
10.2
100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.2%
Fidelity Advisor Dividend Growth Fund Institutional Class	104,055	$ 1,084,249
Fidelity Advisor Equity Growth Fund Institutional Class	13,116	549,551
Fidelity Advisor Equity Income Fund Institutional Class	47,194	1,087,347
Fidelity Advisor Growth & Income Fund Institutional Class	71,729	1,079,515
Fidelity Advisor Large Cap Fund Institutional Class	81,994	1,083,137
Fidelity Advisor Mid-Cap Fund Institutional Class	16,939	329,124
Fidelity Advisor Small Cap Fund Institutional Class	18,253	328,368
TOTAL DOMESTIC EQUITY FUNDS		5,541,291
International Equity Funds - 12.8%
Fidelity Advisor Diversified International Fund Institutional Class	36,553	512,105
Fidelity Advisor Overseas Fund Institutional Class	37,295	508,703
TOTAL INTERNATIONAL EQUITY FUNDS		1,020,808
TOTAL EQUITY FUNDS (Cost $6,624,423)		6,562,099
Fixed-Income Funds - 18.0%

High Yield Fixed-Income Funds - 7.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	68,685	620,909
Investment Grade Fixed-Income Funds - 10.2%
Fidelity Advisor Government Investment Fund Institutional Class	39,786	407,405
Fidelity Advisor Intermediate Bond Fund Institutional Class	35,421	406,632
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		814,037
TOTAL FIXED-INCOME FUNDS (Cost $1,405,569)		1,434,946
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,029,992)		$ 7,997,045
Other Information
Purchases and redemptions of the underlying fund shares aggregated $8,050,422 and $20,166, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $8,029,992) - See accompanying schedule		$ 7,997,045
Cash		1
Receivable for fund shares sold		217,574
Total assets		8,214,620

Liabilities
Payable for investments purchased	$ 214,372
Payable for fund shares redeemed	3,064
Accrued management fee	512
Distribution fees payable	3,046
Total liabilities		220,994

Net Assets		$ 7,993,626
Net Assets consist of:
Paid in capital		$ 8,022,280
Undistributed net investment income		4,557
Accumulated undistributed net realized gain (loss) on investments		(264)
Net unrealized appreciation (depreciation) on investments		(32,947)
Net Assets		$ 7,993,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($1,434,493 ÷ 140,052 shares)	$ 10.24

Maximum offering price per share (100/94.25 of $10.24)	$ 10.86
Class T: Net Asset Value and redemption price per share ($3,321,420 ÷ 324,357 shares)	$ 10.24

Maximum offering price per share (100/96.50 of $10.24)	$ 10.61
Class B: Net Asset Value and offering price per share ($1,956,868 ÷ 191,243 shares) A	$ 10.23

Class C: Net Asset Value and offering price per share ($1,075,843 ÷ 105,120 shares) A	$ 10.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($205,002 ÷ 20,001 shares)	$ 10.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,057

Expenses
Management fee	$ 684
Distribution fees	3,989
Non-interested trustees' compensation	1
Total expenses before reductions	4,674
Expense reductions	(174)	4,500
Net investment income (loss)		4,557
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(264)
Change in net unrealized appreciation (depreciation) on investment securities		(32,947)
Net gain (loss)		(33,211)
Net increase (decrease) in net assets resulting from operations		$ (28,654)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,557
Net realized gain (loss)	(264)
Change in net unrealized appreciation (depreciation)	(32,947)
Net increase (decrease) in net assets resulting from operations	(28,654)
Share transactions - net increase (decrease)	8,022,280
Total increase (decrease) in net assets	7,993,626

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $4,557)	$ 7,993,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.22 F
Total from investment operations	.24
Net asset value, end of period	$ 10.24
Total Return B,C,D	2.40%
Ratios to Average Net Assets H
Expenses before expense reductions	.35% A
Expenses net of voluntary waivers, if any	.33% A
Expenses net of all reductions	.32% A
Net investment income (loss)	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,434
Portfolio turnover rate	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.23 F
Total from investment operations	.24
Net asset value, end of period	$ 10.24
Total Return B,C,D	2.40%
Ratios to Average Net Assets H
Expenses before expense reductions	.60% A
Expenses net of voluntary waivers, if any	.58% A
Expenses net of all reductions	.57% A
Net investment income (loss)	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,321
Portfolio turnover rate	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I
Net realized and unrealized gain (loss)	.23F
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B,C,D	2.30%
Ratios to Average Net Assets H
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.07% A
Net investment income (loss)	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,957
Portfolio turnover rate	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than .01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2003G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I
Net realized and unrealized gain (loss)	.23F
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total ReturnB,C,D	2.30%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.07%A
Net investment income (loss)	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,076
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than .01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.23 E
Total from investment operations	.25
Net asset value, end of period	$ 10.25
Total Return B,C	2.50%
Ratios to Average Net Assets G
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.07% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205
Portfolio turnover rate	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Summary

Fund Holdings as of September 30, 2003
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	14.5%
Fidelity Advisor Equity Growth Fund Institutional Class	7.4
Fidelity Advisor Equity Income Fund Institutional Class	14.6
Fidelity Advisor Growth & Income Fund Institutional Class	14.4
Fidelity Advisor Large Cap Fund Institutional Class	14.6
Fidelity Advisor Mid-Cap Fund Institutional Class	4.4
Fidelity Advisor Small Cap Fund Institutional Class	4.4
74.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.7
Fidelity Advisor Overseas Fund Institutional Class	7.7
15.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.3
100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 74.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	76,466	$ 796,779
Fidelity Advisor Equity Growth Fund Institutional Class	9,650	404,340
Fidelity Advisor Equity Income Fund Institutional Class	34,677	798,963
Fidelity Advisor Growth & Income Fund Institutional Class	52,713	793,337
Fidelity Advisor Large Cap Fund Institutional Class	60,292	796,463
Fidelity Advisor Mid-Cap Fund Institutional Class	12,480	242,494
Fidelity Advisor Small Cap Fund Institutional Class	13,427	241,550
TOTAL DOMESTIC EQUITY FUNDS		4,073,926
International Equity Funds - 15.4%
Fidelity Advisor Diversified International Fund Institutional Class	30,156	422,491
Fidelity Advisor Overseas Fund Institutional Class	30,759	419,559
TOTAL INTERNATIONAL EQUITY FUNDS		842,050
TOTAL EQUITY FUNDS (Cost $4,949,628)		4,915,976
Fixed-Income Funds - 10.3%

High Yield Fixed-Income Funds - 10.3%
Fidelity Advisor High Income Advantage Fund Institutional Class (Cost $553,320)	62,686	566,682
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,502,948)		$ 5,482,658
Other Information
Purchases and redemptions of the underlying fund shares aggregated $5,510,421 and $7,368, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $5,502,948) - See accompanying schedule		$ 5,482,658
Cash		1
Receivable for fund shares sold		81,039
Receivable from investment adviser for expense reductions		33
Total assets		5,563,731

Liabilities
Payable for investments purchased	$ 80,847
Accrued management fee	385
Distribution fees payable	2,389
Total liabilities		83,621

Net Assets		$ 5,480,110
Net Assets consist of:
Paid in capital		$ 5,497,896
Undistributed net investment income		2,609
Accumulated undistributed net realized gain (loss) on investments		(105)
Net unrealized appreciation (depreciation) on investments		(20,290)
Net Assets		$ 5,480,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($566,595 ÷ 55,221 shares)	$ 10.26

Maximum offering price per share (100/94.25 of $10.26)	$ 10.89
Class T: Net Asset Value and redemption price per share ($2,933,836 ÷ 286,143 shares)	$ 10.25

Maximum offering price per share (100/96.50 of $10.25)	$ 10.62
Class B: Net Asset Value and offering price per share ($739,889 ÷ 72,221 shares) A	$ 10.24

Class C: Net Asset Value and offering price per share ($1,034,464 ÷ 100,990 shares) A	$ 10.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($205,326 ÷ 20,001 shares)	$ 10.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,304

Expenses
Management fee	$ 531
Distribution fees	3,252
Non-interested trustees' compensation	1
Total expenses before reductions	3,784
Expense reductions	(89)	3,695
Net investment income (loss)		2,609
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(105)
Change in net unrealized appreciation (depreciation) on investment securities		(20,290)
Net gain (loss)		(20,395)
Net increase (decrease) in net assets resulting from operations		$ (17,786)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to September 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,609
Net realized gain (loss)	(105)
Change in net unrealized appreciation (depreciation)	(20,290)
Net increase (decrease) in net assets resulting from operations	(17,786)
Share transactions - net increase (decrease)	5,497,896
Total increase (decrease) in net assets	5,480,110

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,609)	$ 5,480,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.24 F
Total from investment operations	.26
Net asset value, end of period	$ 10.26
Total Return B,C,D	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	.35% A
Expenses net of voluntary waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 567
Portfolio turnover rate	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.24 F
Total from investment operations	.25
Net asset value, end of period	$ 10.25
Total Return B,C,D	2.50%
Ratios to Average Net Assets H
Expenses before expense reductions	.60% A
Expenses net of voluntary waivers, if any	.58% A
Expenses net of all reductions	.58% A
Net investment income (loss)	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,934
Portfolio turnover rate	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended September 30, 2003G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I
Net realized and unrealized gain (loss)	.24F
Total from investment operations	.24
Net asset value, end of period	$ 10.24
Total ReturnB,C,D	2.40%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 740
Portfolio turnover rate	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than .01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2003 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I
Net realized and unrealized gain (loss)	.24 F
Total from investment operations	.24
Net asset value, end of period	$ 10.24
Total Return B,C,D	2.40%
Ratios to Average Net Assets H
Expenses before expense reductions	1.10% A
Expenses net of voluntary waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,034
Portfolio turnover rate	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 24, 2003 (commencement of operations) to September 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than .01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended September 30, 2003 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02
Net realized and unrealized gain (loss)	.25 E
Total from investment operations	.27
Net asset value, end of period	$ 10.27
Total Return B,C	2.70%
Ratios to Average Net Assets G
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	1.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205
Portfolio turnover rate	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period July 24, 2003 (commencement of operations) to September 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund and Fidelity Advisor Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the funds intend to qualify as regulated investment companies by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income and capital gain distributions, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Advisor Freedom Income	$ 6,906,560	$ 77,744	$ (24,387)	$ 53,357
Fidelity Advisor Freedom 2010	8,717,489	94,239	(52,266)	41,973
Fidelity Advisor Freedom 2020	12,470,107	126,174	(123,064)	3,110
Fidelity Advisor Freedom 2030	8,029,992	72,562	(105,509)	(32,947)
Fidelity Advisor Freedom 2040	5,502,948	50,765	(71,055)	(20,290)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares, except for Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 147	$ 92
Class T	.25%	.25%	1,448	180
Class B	.75%	.25%	1,434	1,152
Class C	.75%	.25%	1,111	861
			$ 4,140	$ 2,285
Fidelity Advisor Freedom 2010
Class A	0%	.25%	$ 344	$ 77
Class T	.25%	.25%	832	153
Class B	.75%	.25%	2,036	1,596
Class C	.75%	.25%	1,204	1,035
			$ 4,416	$ 2,861
Fidelity Advisor Freedom 2020
Class A	0%	.25%	$ 416	$ 80
Class T	.25%	.25%	1,226	143
Class B	.75%	.25%	3,389	2,606
Class C	.75%	.25%	1,818	1,440
			$ 6,849	$ 4,269
Fidelity Advisor Freedom 2030
Class A	0%	.25%	$ 388	$ 85
Class T	.25%	.25%	1,306	153
Class B	.75%	.25%	1,324	1,070
Class C	.75%	.25%	971	677
			$ 3,989	$ 1,985
Fidelity Advisor Freedom 2040
Class A	0%	.25%	$ 162	$ 94
Class T	.25%	.25%	1,194	156
Class B	.75%	.25%	832	716
Class C	.75%	.25%	1,064	673
			$ 3,252	$ 1,639

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Advisor Freedom Income	Retained by FDC
Class A	$ 1,646
Class T	508
Class B*	-
Class C*	-
$ 2,154
Fidelity Advisor Freedom 2010
Class A	$ 8,388
Class T	2,070
Class B*	5,750
Class C*	-
$ 16,208
Fidelity Advisor Freedom 2020
Class A	$ 11,907
Class T	2,891
Class B*	223
Class C*	1
$ 15,022
Fidelity Advisor Freedom 2030
Class A	$ 6,562
Class T	3,072
Class B*	-
Class C*	-
$ 9,634
Fidelity Advisor Freedom 2040
Class A	$ 1,724
Class T	648
Class B*	-
Class C*	-
$ 2,372

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Effective July 24, 2003, FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Fidelity Advisor Freedom Income
Class A	.33%	$ 10
Class T	.58%	57
Class B	1.08%	16
Class C	1.08%	11
Institutional Class	.08%	8
Fidelity Advisor Freedom 2010
Class A	.33%	19
Class T	.58%	17
Class B	1.08%	8
Class C	1.08%	13
Institutional Class	.08%	7
Fidelity Advisor Freedom 2020
Class A	.33%	27
Class T	.58%	36
Class B	1.08%	34
Class C	1.08%	21
Institutional Class	.08%	8
Fidelity Advisor Freedom 2030
Class A	.33%	28
Class T	.58%	40
Class B	1.08%	1
Class C	1.08%	11
Institutional Class	.08%	7
Fidelity Advisor Freedom 2040
Class A	.33%	12
Class T	.58%	40
Class B	1.08%	12
Class C	1.08%	17
Institutional Class	.08%	8

Semiannual Report

5. Expense Reductions - continued

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction

Fidelity Advisor Freedom Income	$ 25
Fidelity Advisor Freedom 2020	25
Fidelity Advisor Freedom 2030	87

6. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %

Fidelity Advisor Freedom Income	15%	1	25%
Fidelity Advisor Freedom 2010	12%	1	12%
Fidelity Advisor Freedom 2020	-%	2	26%
Fidelity Advisor Freedom 2030	13%	1	25%
Fidelity Advisor Freedom 2040	19%	2	40%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	July 24, 2003 (commencement of operations) to September 30, 2003	July 24, 2003 (commencement of operations) to September 30, 2003
Fidelity Advisor Freedom Income
Class A
Shares sold	47,423	$ 474,941
Shares redeemed	(1,872)	(18,945)
Net increase (decrease)	45,551	$ 455,996
Class T
Shares sold	312,687	$ 3,128,277
Shares redeemed	(4,311)	(43,542)
Net increase (decrease)	308,376	$ 3,084,735
Class B
Shares sold	177,064	$ 1,775,822
Shares redeemed	(193)	(1,944)
Net increase (decrease)	176,871	$ 1,773,878
Class C
Shares sold	132,561	$ 1,329,096
Net increase (decrease)	132,561	$ 1,329,096
Institutional Class
Shares sold	24,963	$ 250,108
Net increase (decrease)	24,963	$ 250,108
Fidelity Advisor Freedom 2010
Class A
Shares sold	183,084	$ 1,855,279
Shares redeemed	(29)	(300)
Net increase (decrease)	183,055	$ 1,854,979
Class T
Shares sold	252,293	$ 2,559,502
Shares redeemed	(11,340)	(115,327)
Net increase (decrease)	240,953	$ 2,444,175
Class B
Shares sold	288,251	$ 2,917,754
Shares redeemed	(13,523)	(135,717)
Net increase (decrease)	274,728	$ 2,782,037
Class C
Shares sold	142,419	$ 1,439,327
Net increase (decrease)	142,419	$ 1,439,327
Institutional Class
Shares sold	20,001	$ 200,010
Net increase (decrease)	20,001	$ 200,010

Semiannual Report

7. Share Transactions - continued

	Shares	Dollars
	July 24, 2003 (commencement of operations) to September 30, 2003	July 24, 2003 (commencement of operations) to September 30, 2003
Fidelity Advisor Freedom 2020
Class A
Shares sold	227,458	$ 2,328,447
Shares redeemed	(179)	(1,775)
Net increase (decrease)	227,279	$ 2,326,672
Class T
Shares sold	344,340	$ 3,529,518
Shares redeemed	(6,338)	(65,014)
Net increase (decrease)	338,002	$ 3,464,504
Class B
Shares sold	420,258	$ 4,287,434
Shares redeemed	(476)	(4,879)
Net increase (decrease)	419,782	$ 4,282,555
Class C
Shares sold	209,144	$ 2,134,153
Shares redeemed	(43)	(445)
Net increase (decrease)	209,101	$ 2,133,708
Institutional Class
Shares sold	24,884	$ 250,010
Net increase (decrease)	24,884	$ 250,010
Fidelity Advisor Freedom 2030
Class A
Shares sold	140,052	$ 1,424,998
Net increase (decrease)	140,052	$ 1,424,998
Class T
Shares sold	329,624	$ 3,408,813
Shares redeemed	(5,267)	(54,634)
Net increase (decrease)	324,357	$ 3,354,179
Class B
Shares sold	191,243	$ 1,964,722
Net increase (decrease)	191,243	$ 1,964,722
Class C
Shares sold	105,124	$ 1,078,411
Shares redeemed	(4)	(40)
Net increase (decrease)	105,120	$ 1,078,371
Institutional Class
Shares sold	20,001	$ 200,010
Net increase (decrease)	20,001	$ 200,010

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares	Dollars
	July 24, 2003 (commencement of operations) to September 30, 2003	July 24, 2003 (commencement of operations) to September 30, 2003
Fidelity Advisor Freedom 2040
Class A
Shares sold	55,221	$ 563,380
Net increase (decrease)	55,221	$ 563,380
Class T
Shares sold	286,159	$ 2,965,549
Shares redeemed	(16)	(167)
Net increase (decrease)	286,143	$ 2,965,382
Class B
Shares sold	72,221	$ 738,002
Net increase (decrease)	72,221	$ 738,002
Class C
Shares sold	102,367	$ 1,045,395
Shares redeemed	(1,377)	(14,273)
Net increase (decrease)	100,990	$ 1,031,122
Institutional Class
Shares sold	20,001	$ 200,010
Net increase (decrease)	20,001	$ 200,010

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

Fidelity Freedom Funds® -

Income, 2000, 2010, 2020,

2030, 2040

Semiannual Report

September 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2000	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Semiannual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1%	2.8%
Fidelity Disciplined Equity Fund	3.3	3.0
Fidelity Equity-Income Fund	3.3	3.0
Fidelity Fund	3.2	2.9
Fidelity Growth & Income Portfolio	3.2	3.0
Fidelity Growth Company Fund	2.0	1.6
Fidelity Mid-Cap Stock Fund	1.9	1.6
Fidelity OTC Portfolio	1.6	1.4
	21.6	19.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.0	15.5
Fidelity Intermediate Bond Fund	10.0	10.1
Fidelity Investment Grade Bond Fund	15.2	15.6
	40.2	41.2
Money Market Fund
Fidelity Retirement Government Money Market Portfolio	38.2	39.5
	100.0%	100.0%

Semiannual Report

Asset Allocation (% of fund's investments)

The six months ago allocation is based on the fund's holdings as of March 31, 2003. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 21.6%
Fidelity Blue Chip Growth Fund	1,297,807	$ 47,045,508
Fidelity Disciplined Equity Fund	2,411,451	49,458,856
Fidelity Equity-Income Fund	1,138,658	50,681,646
Fidelity Fund	1,910,099	47,771,569
Fidelity Growth & Income Portfolio	1,465,635	47,940,917
Fidelity Growth Company Fund	658,898	30,118,246
Fidelity Mid-Cap Stock Fund	1,486,698	28,633,812
Fidelity OTC Portfolio	840,307	24,763,860
TOTAL EQUITY FUNDS (Cost $347,222,243)		326,414,414
Fixed-Income Funds - 40.2%

Investment Grade Fixed-Income Funds - 40.2%
Fidelity Government Income Fund	21,886,782	226,309,322
Fidelity Intermediate Bond Fund	13,899,473	149,836,324
Fidelity Investment Grade Bond Fund	30,117,313	229,493,924
TOTAL FIXED-INCOME FUNDS (Cost $585,474,814)		605,639,570
Money Market Fund - 38.2%

Fidelity Retirement Government Money Market Portfolio (Cost $575,883,398)	575,883,398	575,883,398
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,508,580,455)		$ 1,507,937,382
Other Information
Purchases and redemptions of the underlying fund shares aggregated $268,050,296 and $44,023,189, respectively.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $600,000 of which $249,000 and $351,000 will expire on March 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,508,580,455) - See accompanying schedule		$ 1,507,937,382
Receivable for fund shares sold		7,516,437
Receivable from investment adviser for expense reductions		24,864
Total assets		1,515,478,683

Liabilities
Payable for investments purchased	$ 4,433,614
Payable for fund shares redeemed	2,973,578
Accrued management fee	123,896
Total liabilities		7,531,088

Net Assets		$ 1,507,947,595
Net Assets consist of:
Paid in capital		$ 1,500,952,965
Undistributed net investment income		2,949,749
Accumulated undistributed net realized gain (loss) on investments		4,687,954
Net unrealized appreciation (depreciation) on investments		(643,073)
Net Assets, for 137,216,847 shares outstanding		$ 1,507,947,595
Net Asset Value, offering price and redemption price per share ($1,507,947,595 ÷ 137,216,847 shares)		$ 10.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,014,785

Expenses
Management fee	$ 690,544
Non-interested trustees' compensation	2,841
Total expenses before reductions	693,385
Expense reductions	(139,052)	554,333
Net investment income (loss)		11,460,452
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,207,963
Capital gain distributions from underlying funds	7,206,882	10,414,845
Change in net unrealized appreciation (depreciation) on investment securities		37,906,925
Net gain (loss)		48,321,770
Net increase (decrease) in net assets resulting from operations		$ 59,782,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,460,452	$ 23,807,916
Net realized gain (loss)	10,414,845	4,077,551
Change in net unrealized appreciation (depreciation)	37,906,925	(28,910,173)
Net increase (decrease) in net assets resulting from operations	59,782,222	(1,024,706)
Distributions to shareholders from net investment income	(11,246,300)	(26,214,990)
Share transactions Net proceeds from sales of shares	519,451,188	707,261,513
Reinvestment of distributions	11,052,114	25,742,209
Cost of shares redeemed	(313,907,440)	(423,924,099)
Net increase (decrease) in net assets resulting from share transactions	216,595,862	309,079,623
Total increase (decrease) in net assets	265,131,784	281,839,927

Net Assets
Beginning of period	1,242,815,811	960,975,884
End of period (including undistributed net investment income of $2,949,749 and undistributed net investment income of $2,735,597, respectively)	$ 1,507,947,595	$ 1,242,815,811
Other Information Shares
Sold	47,712,269	66,528,847
Issued in reinvestment of distributions	1,022,251	2,423,943
Redeemed	(28,852,117)	(39,888,498)
Net increase (decrease)	19,882,403	29,064,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.89	$ 10.93	$ 11.58	$ 11.25	$ 10.95
Income from Investment Operations
Net investment income (loss) D	.09	.24	.36	.57	.52	.49
Net realized and unrealized gain (loss)	.40	(.27)	.05	(.37)	.45	.40
Total from investment operations	.49	(.03)	.41	.20	.97	.89
Distributions from net investment income	(.09)	(.27)	(.38)	(.59)	(.52)	(.47)
Distributions from net realized gain	-	-	(.07)	(.26)	(.12)	(.12)
Total distributions	(.09)	(.27)	(.45)	(.85)	(.64)	(.59)
Net asset value, end of period	$ 10.99	$ 10.59	$ 10.89	$ 10.93	$ 11.58	$ 11.25
Total Return B, C	4.64%	(.23)%	3.78%	1.77%	8.96%	8.41%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.08%	.07%	.06%	.07%	.07%
Net investment income (loss)	1.65% A	2.28%	3.27%	5.07%	4.59%	4.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,507,948	$ 1,242,816	$ 960,976	$ 618,169	$ 306,834	$ 197,638
Portfolio turnover rate	6% A	7%	9%	40%	37%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of September 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.7%	3.4%
Fidelity Disciplined Equity Fund	3.9	3.6
Fidelity Equity-Income Fund	4.0	3.5
Fidelity Fund	3.7	3.4
Fidelity Growth & Income Portfolio	3.8	3.6
Fidelity Growth Company Fund	2.4	1.9
Fidelity Mid-Cap Stock Fund	2.2	1.9
Fidelity OTC Portfolio	1.9	1.6
	25.6	22.9
International Equity Funds
Fidelity Diversified International Fund	0.3	0.3
Fidelity Europe Fund	0.4	0.3
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.3	0.2
Fidelity Southeast Asia Fund	0.1	0.0
	1.2	0.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.1	1.1
Fidelity High Income Fund	0.5	0.4
	1.6	1.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.3	16.0
Fidelity Intermediate Bond Fund	10.2	10.5
Fidelity Investment Grade Bond Fund	15.6	16.1
	41.1	42.6
Money Market Fund
Fidelity Retirement Government Money Market Portfolio	30.5	32.1
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2003. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 26.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 25.6%
Fidelity Blue Chip Growth Fund	1,467,944	$ 53,212,968
Fidelity Disciplined Equity Fund	2,746,840	56,337,695
Fidelity Equity-Income Fund	1,302,100	57,956,460
Fidelity Fund	2,163,620	54,112,145
Fidelity Growth & Income Portfolio	1,667,438	54,541,897
Fidelity Growth Company Fund	742,592	33,943,867
Fidelity Mid-Cap Stock Fund	1,684,077	32,435,320
Fidelity OTC Portfolio	950,510	28,011,525
TOTAL DOMESTIC EQUITY FUNDS		370,551,877
International Equity Funds - 1.2%
Fidelity Diversified International Fund	216,858	4,599,557
Fidelity Europe Fund	258,903	5,887,448
Fidelity Japan Fund	151,092	1,580,417
Fidelity Overseas Fund	150,594	4,108,208
Fidelity Southeast Asia Fund	76,213	961,806
TOTAL INTERNATIONAL EQUITY FUNDS		17,137,436
TOTAL EQUITY FUNDS (Cost $423,535,708)		387,689,313
Fixed-Income Funds - 42.7%

High Yield Fixed-Income Funds - 1.6%
Fidelity Capital & Income Fund	2,090,762	16,328,851
Fidelity High Income Fund	793,838	6,890,517
TOTAL HIGH YIELD FIXED-INCOME FUNDS		23,219,368
Investment Grade Fixed-Income Funds - 41.1%
Fidelity Government Income Fund	21,417,990	221,462,014
Fidelity Intermediate Bond Fund	13,615,839	146,778,740
Fidelity Investment Grade Bond Fund	29,530,519	225,022,558
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		593,263,312
TOTAL FIXED-INCOME FUNDS (Cost $590,551,332)		616,482,680
Money Market Fund - 30.5%
	Shares	Value (Note 1)
Fidelity Retirement Government Money Market Portfolio (Cost $440,755,248)	440,755,248	$ 440,755,248
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,454,842,288)		$ 1,444,927,241
Other Information
Purchases and redemptions of the underlying fund shares aggregated $138,578,958 and $15,429,677, respectively.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $15,111,000 of which $4,272,000 and $10,839,000 will expire on March 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,454,842,288) - See accompanying schedule		$ 1,444,927,241
Receivable for investments sold		219,077
Receivable for fund shares sold		2,048,985
Receivable from investment adviser for expense reductions		24,085
Total assets		1,447,219,388

Liabilities
Payable for investments purchased	$ 41,751
Payable for fund shares redeemed	2,112,579
Accrued management fee	119,830
Total liabilities		2,274,160

Net Assets		$ 1,444,945,228
Net Assets consist of:
Paid in capital		$ 1,457,432,327
Undistributed net investment income		11,344,028
Accumulated undistributed net realized gain (loss) on investments		(13,916,080)
Net unrealized appreciation (depreciation) on investments		(9,915,047)
Net Assets, for 124,603,605 shares outstanding		$ 1,444,945,228
Net Asset Value, offering price and redemption price per share ($1,444,945,228 ÷ 124,603,605 shares)		$ 11.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,534,955

Expenses
Management fee	$ 684,054
Non-interested trustees' compensation	2,855
Total expenses before reductions	686,909
Expense reductions	(137,574)	549,335
Net investment income (loss)		11,985,620
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,308,247
Capital gain distributions from underlying funds	7,338,867	8,647,114
Change in net unrealized appreciation (depreciation) on investment securities		55,303,952
Net gain (loss)		63,951,066
Net increase (decrease) in net assets resulting from operations		$ 75,936,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,985,620	$ 27,365,697
Net realized gain (loss)	8,647,114	550,809
Change in net unrealized appreciation (depreciation)	55,303,952	(47,509,567)
Net increase (decrease) in net assets resulting from operations	75,936,686	(19,593,061)
Distributions to shareholders from net investment income	(7,001,520)	(31,262,029)
Share transactions Net proceeds from sales of shares	319,260,634	570,971,934
Reinvestment of distributions	6,972,961	31,164,497
Cost of shares redeemed	(215,404,785)	(397,643,480)
Net increase (decrease) in net assets resulting from share transactions	110,828,810	204,492,951
Total increase (decrease) in net assets	179,763,976	153,637,861

Net Assets
Beginning of period	1,265,181,252	1,111,543,391
End of period (including undistributed net investment income of $11,344,028 and undistributed net investment income of $6,669,332, respectively)	$ 1,444,945,228	$ 1,265,181,252
Other Information Shares
Sold	27,983,104	51,362,656
Issued in reinvestment of distributions	620,923	2,813,006
Redeemed	(18,893,026)	(35,789,862)
Net increase (decrease)	9,711,001	18,385,800

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 11.52	$ 11.43	$ 13.47	$ 12.60	$ 11.98
Income from Investment Operations
Net investment income (loss) D	.10	.26	.37	.55	.50	.45
Net realized and unrealized gain (loss)	.55	(.47)	-	(.91)	1.18	.78
Total from investment operations	.65	(.21)	.37	(.36)	1.68	1.23
Distributions from net investment income	(.06)	(.30)	(.28)	(.75)	(.52)	(.40)
Distributions from net realized gain	-	-	-	(.93)	(.29)	(.21)
Total distributions	(.06)	(.30)	(.28)	(1.68)	(.81)	(.61)
Net asset value, end of period	$ 11.60	$ 11.01	$ 11.52	$ 11.43	$ 13.47	$ 12.60
Total Return B, C	5.92%	(1.81)%	3.21%	(2.95)%	13.81%	10.51%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.08%	.07%	.06%	.07%	.07%
Net investment income (loss)	1.74% A	2.37%	3.19%	4.41%	3.88%	3.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,444,945	$ 1,265,181	$ 1,111,543	$ 900,651	$ 743,948	$ 563,718
Portfolio turnover rate	2% A	7%	13%	51%	37%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.0%	5.8%
Fidelity Disciplined Equity Fund	6.4	6.1
Fidelity Equity-Income Fund	6.5	6.0
Fidelity Fund	6.1	5.9
Fidelity Growth & Income Portfolio	6.2	6.2
Fidelity Growth Company Fund	3.9	3.3
Fidelity Mid-Cap Stock Fund	3.7	3.3
Fidelity OTC Portfolio	3.2	2.7
	42.0	39.3
International Equity Funds
Fidelity Diversified International Fund	1.5	1.3
Fidelity Europe Fund	1.9	1.5
Fidelity Japan Fund	0.6	0.4
Fidelity Overseas Fund	1.4	1.1
Fidelity Southeast Asia Fund	0.3	0.3
	5.7	4.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.8	5.3
Fidelity High Income Fund	1.6	1.0
	6.4	6.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	14.1	15.3
Fidelity Intermediate Bond Fund	9.3	10.1
Fidelity Investment Grade Bond Fund	14.3	15.4
	37.7	40.8
Money Market Fund
Fidelity Retirement Government Money Market Portfolio	8.2	9.0
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2003. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 42.0%
Fidelity Blue Chip Growth Fund	10,059,941	$ 364,672,872
Fidelity Disciplined Equity Fund	18,744,306	384,445,711
Fidelity Equity-Income Fund	8,838,470	393,400,278
Fidelity Fund	14,831,504	370,935,923
Fidelity Growth & Income Portfolio	11,387,284	372,478,055
Fidelity Growth Company Fund	5,089,337	232,633,617
Fidelity Mid-Cap Stock Fund	11,486,609	221,232,087
Fidelity OTC Portfolio	6,495,033	191,408,614
TOTAL DOMESTIC EQUITY FUNDS		2,531,207,157
International Equity Funds - 5.7%
Fidelity Diversified International Fund	4,274,890	90,670,415
Fidelity Europe Fund	5,111,049	116,225,255
Fidelity Japan Fund	3,143,726	32,883,371
Fidelity Overseas Fund	3,025,624	82,539,030
Fidelity Southeast Asia Fund	1,523,653	19,228,498
TOTAL INTERNATIONAL EQUITY FUNDS		341,546,569
TOTAL EQUITY FUNDS (Cost $3,146,311,381)		2,872,753,726
Fixed-Income Funds - 44.1%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	37,595,679	293,622,253
Fidelity High Income Fund	11,057,075	95,975,410
TOTAL HIGH YIELD FIXED-INCOME FUNDS		389,597,663
Investment Grade Fixed-Income Funds - 37.7%
Fidelity Government Income Fund	82,107,094	848,987,347
Fidelity Intermediate Bond Fund	52,089,918	561,529,321
Fidelity Investment Grade Bond Fund	112,924,705	860,486,251
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,271,002,919
TOTAL FIXED-INCOME FUNDS (Cost $2,557,563,900)		2,660,600,582
Money Market Fund - 8.2%
	Shares	Value (Note 1)
Fidelity Retirement Government Money Market Portfolio (Cost $493,907,703)	493,907,703	$ 493,907,703
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,197,782,984)		$ 6,027,262,011
Other Information
Purchases and redemptions of the underlying fund shares aggregated $914,183,501 and $26,126,017, respectively.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $14,142,000 of which $8,177,000 and $5,965,000 will expire on March 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $6,197,782,984) - See accompanying schedule		$ 6,027,262,011
Receivable for fund shares sold		31,571,625
Receivable from investment adviser for expense reductions		100,665
Total assets		6,058,934,301

Liabilities
Payable for investments purchased	$ 20,509,222
Payable for fund shares redeemed	10,589,124
Accrued management fee	498,734
Total liabilities		31,597,080

Net Assets		$ 6,027,337,221
Net Assets consist of:
Paid in capital		$ 6,185,139,846
Undistributed net investment income		49,503,190
Accumulated undistributed net realized gain (loss) on investments		(36,784,842)
Net unrealized appreciation (depreciation) on investments		(170,520,973)
Net Assets, for 479,185,399 shares outstanding		$ 6,027,337,221
Net Asset Value, offering price and redemption price per share ($6,027,337,221 ÷ 479,185,399 shares)		$ 12.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 53,375,565

Expenses
Management fee	$ 2,727,107
Non-interested trustees' compensation	11,143
Total expenses before reductions	2,738,250
Expense reductions	(548,943)	2,189,307
Net investment income (loss)		51,186,258
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,368,788
Capital gain distributions from underlying funds	27,153,246	30,522,034
Change in net unrealized appreciation (depreciation) on investment securities		453,379,666
Net gain (loss)		483,901,700
Net increase (decrease) in net assets resulting from operations		$ 535,087,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,186,258	$ 102,952,701
Net realized gain (loss)	30,522,034	12,376,942
Change in net unrealized appreciation (depreciation)	453,379,666	(428,586,155)
Net increase (decrease) in net assets resulting from operations	535,087,958	(313,256,512)
Distributions to shareholders from net investment income	(25,378,858)	(112,169,818)
Share transactions Net proceeds from sales of shares	1,305,829,272	1,979,230,766
Reinvestment of distributions	25,317,678	111,936,699
Cost of shares redeemed	(496,031,532)	(1,046,927,312)
Net increase (decrease) in net assets resulting from share transactions	835,115,418	1,044,240,153
Total increase (decrease) in net assets	1,344,824,518	618,813,823

Net Assets
Beginning of period	4,682,512,703	4,063,698,880
End of period (including undistributed net investment income of $49,503,190 and undistributed net investment income of $27,197,526, respectively)	$ 6,027,337,221	$ 4,682,512,703
Other Information Shares
Sold	106,737,404	169,212,178
Issued in reinvestment of distributions	2,129,325	9,649,447
Redeemed	(40,514,844)	(90,195,379)
Net increase (decrease)	68,351,885	88,666,246

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 12.61	$ 12.94	$ 15.55	$ 13.76	$ 12.81
Income from Investment Operations
Net investment income (loss) D	.11	.28	.36	.49	.43	.36
Net realized and unrealized gain (loss)	1.13	(1.18)	(.05)	(1.97)	2.27	1.22
Total from investment operations	1.24	(.90)	.31	(1.48)	2.70	1.58
Distributions from net investment income	(.06)	(.31)	(.37)	(.46)	(.49)	(.35)
Distributions from net realized gain	-	-	(.27)	(.67)	(.42)	(.28)
Total distributions	(.06)	(.31)	(.64)	(1.13)	(.91)	(.63)
Net asset value, end of period	$ 12.58	$ 11.40	$ 12.61	$ 12.94	$ 15.55	$ 13.76
Total Return B, C	10.91%	(7.17)%	2.31%	(10.00)%	20.32%	12.65%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.08%	.07%	.06%	.07%	.07%
Net investment income (loss)	1.87% A	2.44%	2.84%	3.43%	2.98%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,027,337	$ 4,682,513	$ 4,063,699	$ 2,813,123	$ 2,013,087	$ 1,088,909
Portfolio turnover rate	1% A	8%	10%	42%	33%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	8.7%	8.7%
Fidelity Disciplined Equity Fund	9.1	9.1
Fidelity Equity-Income Fund	9.3	8.9
Fidelity Fund	8.8	8.9
Fidelity Growth & Income Portfolio	8.8	9.2
Fidelity Growth Company Fund	5.6	5.0
Fidelity Mid-Cap Stock Fund	5.3	5.0
Fidelity OTC Portfolio	4.6	4.1
	60.2	58.9
International Equity Funds
Fidelity Diversified International Fund	2.8	2.5
Fidelity Europe Fund	3.6	2.9
Fidelity Japan Fund	1.0	0.9
Fidelity Overseas Fund	2.5	2.1
Fidelity Southeast Asia Fund	0.6	0.5
	10.5	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.9	7.0
Fidelity High Income Fund	2.9	2.0
	8.8	9.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	8.7
Fidelity Intermediate Bond Fund	5.1	5.7
Fidelity Investment Grade Bond Fund	7.8	8.8
	20.5	23.2
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2003. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 60.2%
Fidelity Blue Chip Growth Fund	13,606,041	$ 493,218,980
Fidelity Disciplined Equity Fund	25,154,984	515,928,723
Fidelity Equity-Income Fund	11,822,271	526,209,283
Fidelity Fund	19,999,164	500,179,099
Fidelity Growth & Income Portfolio	15,273,952	499,610,985
Fidelity Growth Company Fund	6,921,874	316,398,854
Fidelity Mid-Cap Stock Fund	15,581,737	300,104,250
Fidelity OTC Portfolio	8,726,202	257,161,160
TOTAL DOMESTIC EQUITY FUNDS		3,408,811,334
International Equity Funds - 10.5%
Fidelity Diversified International Fund	7,404,613	157,051,850
Fidelity Europe Fund	8,958,625	203,719,142
Fidelity Japan Fund	5,567,726	58,238,413
Fidelity Overseas Fund	5,306,244	144,754,348
Fidelity Southeast Asia Fund	2,623,672	33,110,734
TOTAL INTERNATIONAL EQUITY FUNDS		596,874,487
TOTAL EQUITY FUNDS (Cost $4,299,664,252)		4,005,685,821
Fixed-Income Funds - 29.3%

High Yield Fixed-Income Funds - 8.8%
Fidelity Capital & Income Fund	43,055,723	336,265,197
Fidelity High Income Fund	18,792,178	163,116,108
TOTAL HIGH YIELD FIXED-INCOME FUNDS		499,381,305
Investment Grade Fixed-Income Funds - 20.5%
Fidelity Government Income Fund	42,053,305	434,831,174
Fixed-Income Funds - continued
	Shares	Value (Note 1)
Investment Grade Fixed-Income Funds - continued
Fidelity Intermediate Bond Fund	26,694,025	$ 287,761,584
Fidelity Investment Grade Bond Fund	57,842,652	440,761,011
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,163,353,769
TOTAL FIXED-INCOME FUNDS (Cost $1,601,345,828)		1,662,735,074
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,901,010,080)		$ 5,668,420,895
Other Information
Purchases and redemptions of the underlying fund shares aggregated $943,720,156 and $3,790,470, respectively.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $21,418,000 of which $8,864,000 and $12,554,000 will expire on March 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $5,901,010,080) - See accompanying schedule		$ 5,668,420,895
Receivable for fund shares sold		17,427,035
Receivable from investment adviser for expense reductions		95,596
Total assets		5,685,943,526

Liabilities
Payable for investments purchased	$ 7,495,573
Payable for fund shares redeemed	9,461,532
Accrued management fee	471,842
Total liabilities		17,428,947

Net Assets		$ 5,668,514,579
Net Assets consist of:
Paid in capital		$ 5,904,752,333
Undistributed net investment income		36,633,836
Accumulated undistributed net realized gain (loss) on investments		(40,282,405)
Net unrealized appreciation (depreciation) on investments		(232,589,185)
Net Assets, for 466,574,482 shares outstanding		$ 5,668,514,579
Net Asset Value, offering price and redemption price per share ($5,668,514,579 ÷ 466,574,482 shares)		$ 12.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 40,640,517

Expenses
Management fee	$ 2,495,302
Non-interested trustees' compensation	10,045
Total expenses before reductions	2,505,347
Expense reductions	(502,834)	2,002,513
Net investment income (loss)		38,638,004
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	625,498
Capital gain distributions from underlying funds	13,673,571	14,299,069
Change in net unrealized appreciation (depreciation) on investment securities		640,312,755
Net gain (loss)		654,611,824
Net increase (decrease) in net assets resulting from operations		$ 693,249,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,638,004	$ 69,103,005
Net realized gain (loss)	14,299,069	(6,966,202)
Change in net unrealized appreciation (depreciation)	640,312,755	(622,128,692)
Net increase (decrease) in net assets resulting from operations	693,249,828	(559,991,889)
Distributions to shareholders from net investment income	(16,072,748)	(72,675,960)
Share transactions Net proceeds from sales of shares	1,245,028,578	2,141,628,123
Reinvestment of distributions	16,048,813	72,560,999
Cost of shares redeemed	(357,341,870)	(779,213,077)
Net increase (decrease) in net assets resulting from share transactions	903,735,521	1,434,976,045
Total increase (decrease) in net assets	1,580,912,601	802,308,196

Net Assets
Beginning of period	4,087,601,978	3,285,293,782
End of period (including undistributed net investment income of $36,633,836 and undistributed net investment income of $14,735,168, respectively)	$ 5,668,514,579	$ 4,087,601,978
Other Information Shares
Sold	106,703,593	193,201,583
Issued in reinvestment of distributions	1,431,651	6,670,255
Redeemed	(30,818,999)	(71,432,595)
Net increase (decrease)	77,316,245	128,439,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 12.60	$ 13.11	$ 17.28	$ 14.55	$ 13.28
Income from Investment Operations
Net investment income (loss) D	.09	.21	.26	.35	.32	.27
Net realized and unrealized gain (loss)	1.60	(2.09)	(.08)	(3.17)	3.43	1.55
Total from investment operations	1.69	(1.88)	.18	(2.82)	3.75	1.82
Distributions from net investment income	(.04)	(.22)	(.26)	(.39)	(.35)	(.28)
Distributions in excess of net investment income	-	-	-	-	(.10)	-
Distributions from net realized gain	-	-	(.43)	(.96)	(.57)	(.27)
Total distributions	(.04)	(.22)	(.69)	(1.35)	(1.02)	(.55)
Net asset value, end of period	$ 12.15	$ 10.50	$ 12.60	$ 13.11	$ 17.28	$ 14.55
Total Return B, C	16.13%	(14.96)%	1.12%	(17.23)%	26.74%	14.00%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.08%	.07%	.06%	.07%	.07%
Net investment income (loss)	1.54% A	1.96%	2.03%	2.29%	2.07%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,668,515	$ 4,087,602	$ 3,285,294	$ 2,189,361	$ 1,964,178	$ 994,648
Portfolio turnover rate	0% A	6%	10%	50%	28%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.0%	10.1%
Fidelity Disciplined Equity Fund	10.4	10.7
Fidelity Equity-Income Fund	10.6	10.5
Fidelity Fund	10.1	10.4
Fidelity Growth & Income Portfolio	10.1	10.7
Fidelity Growth Company Fund	6.4	5.8
Fidelity Mid-Cap Stock Fund	6.1	5.9
Fidelity OTC Portfolio	5.2	4.8
	68.9	68.9
International Equity Funds
Fidelity Diversified International Fund	3.5	3.2
Fidelity Europe Fund	4.5	3.8
Fidelity Japan Fund	1.3	1.1
Fidelity Overseas Fund	3.2	2.7
Fidelity Southeast Asia Fund	0.7	0.6
	13.2	11.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	6.0	7.1
Fidelity High Income Fund	2.9	2.2
	8.9	9.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.4	3.9
Fidelity Intermediate Bond Fund	2.2	2.6
Fidelity Investment Grade Bond Fund	3.4	3.9
	9.0	10.4
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2003. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 68.9%
Fidelity Blue Chip Growth Fund	9,022,436	$ 327,063,303
Fidelity Disciplined Equity Fund	16,684,112	342,191,143
Fidelity Equity-Income Fund	7,846,030	349,226,801
Fidelity Fund	13,255,487	331,519,731
Fidelity Growth & Income Portfolio	10,128,211	331,293,786
Fidelity Growth Company Fund	4,593,975	209,990,576
Fidelity Mid-Cap Stock Fund	10,336,225	199,075,691
Fidelity OTC Portfolio	5,785,337	170,493,887
TOTAL DOMESTIC EQUITY FUNDS		2,260,854,918
International Equity Funds - 13.2%
Fidelity Diversified International Fund	5,368,373	113,863,198
Fidelity Europe Fund	6,516,478	148,184,703
Fidelity Japan Fund	4,023,311	42,083,831
Fidelity Overseas Fund	3,852,138	105,086,313
Fidelity Southeast Asia Fund	1,901,436	23,996,119
TOTAL INTERNATIONAL EQUITY FUNDS		433,214,164
TOTAL EQUITY FUNDS (Cost $2,987,053,699)		2,694,069,082
Fixed-Income Funds - 17.9%

High Yield Fixed-Income Funds - 8.9%
Fidelity Capital & Income Fund	25,023,093	195,430,354
Fidelity High Income Fund	11,043,808	95,860,256
TOTAL HIGH YIELD FIXED-INCOME FUNDS		291,290,610
Investment Grade Fixed-Income Funds - 9.0%
Fidelity Government Income Fund	10,709,156	110,732,678
Fidelity Intermediate Bond Fund	6,810,435	73,416,485
Fidelity Investment Grade Bond Fund	14,732,765	112,263,672
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		296,412,835
TOTAL FIXED-INCOME FUNDS (Cost $572,132,154)		587,703,445
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,559,185,853)		$ 3,281,772,527
Other Information
Purchases and redemptions of the underlying fund shares aggregated $514,064,832 and $3,717,995, respectively.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $29,429,000 of which $8,891,000 and $20,538,000 will expire on March 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $3,559,185,853) - See accompanying schedule		$ 3,281,772,527
Receivable for fund shares sold		8,202,330
Receivable from investment adviser for expense reductions		55,718
Total assets		3,290,030,575

Liabilities
Payable for investments purchased	$ 996,289
Payable for fund shares redeemed	6,944,623
Accrued management fee	274,926
Total liabilities		8,215,838

Net Assets		$ 3,281,814,737
Net Assets consist of:
Paid in capital		$ 3,582,501,526
Undistributed net investment income		15,923,207
Accumulated undistributed net realized gain (loss) on investments		(39,196,670)
Net unrealized appreciation (depreciation) on investments		(277,413,326)
Net Assets, for 276,659,407 shares outstanding		$ 3,281,814,737
Net Asset Value, offering price and redemption price per share ($3,281,814,737 ÷ 276,659,407 shares)		$ 11.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,270,959

Expenses
Management fee	$ 1,448,790
Non-interested trustees' compensation	5,807
Total expenses before reductions	1,454,597
Expense reductions	(291,972)	1,162,625
Net investment income (loss)		18,108,334
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	684,444
Capital gain distributions from underlying funds	3,506,188	4,190,632
Change in net unrealized appreciation (depreciation) on investment securities		435,559,411
Net gain (loss)		439,750,043
Net increase (decrease) in net assets resulting from operations		$ 457,858,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,108,334	$ 30,791,451
Net realized gain (loss)	4,190,632	(17,949,498)
Change in net unrealized appreciation (depreciation)	435,559,411	(435,761,003)
Net increase (decrease) in net assets resulting from operations	457,858,377	(422,919,050)
Distributions to shareholders from net investment income	(9,606,234)	(29,196,488)
Share transactions Net proceeds from sales of shares	730,243,785	1,215,615,046
Reinvestment of distributions	9,596,343	29,167,188
Cost of shares redeemed	(241,487,461)	(452,758,840)
Net increase (decrease) in net assets resulting from share transactions	498,352,667	792,023,394
Total increase (decrease) in net assets	946,604,810	339,907,856

Net Assets
Beginning of period	2,335,209,927	1,995,302,071
End of period (including undistributed net investment income of $15,923,207 and undistributed net investment income of $7,463,941, respectively)	$ 3,281,814,737	$ 2,335,209,927
Other Information Shares
Sold	64,288,886	114,050,607
Issued in reinvestment of distributions	886,910	2,780,758
Redeemed	(21,183,455)	(42,741,782)
Net increase (decrease)	43,992,341	74,089,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 12.58	$ 13.23	$ 17.84	$ 14.55	$ 13.42
Income from Investment Operations
Net investment income (loss) D	.07	.16	.19	.28	.27	.25
Net realized and unrealized gain (loss)	1.79	(2.55)	(.11)	(3.84)	3.91	1.60
Total from investment operations	1.86	(2.39)	.08	(3.56)	4.18	1.85
Distributions from net investment income	(.04)	(.15)	(.20)	(.34)	(.28)	(.24)
Distributions in excess of net investment income	-	-	-	-	(.13)	-
Distributions from net realized gain	-	-	(.53)	(.71)	(.48)	(.48)
Total distributions	(.04)	(.15)	(.73)	(1.05)	(.89)	(.72)
Net asset value, end of period	$ 11.86	$ 10.04	$ 12.58	$ 13.23	$ 17.84	$ 14.55
Total Return B, C	18.56%	(19.05)%	.28%	(20.78)%	29.64%	14.29%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.08%	.07%	.06%	.07%	.07%
Net investment income (loss)	1.24% A	1.52%	1.50%	1.75%	1.71%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,281,815	$ 2,335,210	$ 1,995,302	$ 1,376,774	$ 1,216,369	$ 365,657
Portfolio turnover rate	0% A	4%	5%	37%	26%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.7%	11.1%
Fidelity Disciplined Equity Fund	11.0	11.4
Fidelity Equity-Income Fund	11.2	11.1
Fidelity Fund	10.8	11.2
Fidelity Growth & Income Portfolio	10.6	11.4
Fidelity Growth Company Fund	7.1	6.5
Fidelity Mid-Cap Stock Fund	6.6	6.5
Fidelity OTC Portfolio	5.6	5.3
	73.6	74.5
International Equity Funds
Fidelity Diversified International Fund	4.0	3.7
Fidelity Europe Fund	5.3	4.6
Fidelity Japan Fund	1.6	1.4
Fidelity Overseas Fund	3.8	3.3
Fidelity Southeast Asia Fund	0.8	0.7
	15.5	13.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.4	5.9
Fidelity High Income Fund	5.5	5.9
	10.9	11.8
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2003. The current allocation is based on the fund's holdings as of September 30, 2003. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2004.

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 73.6%
Fidelity Blue Chip Growth Fund	2,330,548	$ 84,482,352
Fidelity Disciplined Equity Fund	4,221,921	86,591,594
Fidelity Equity-Income Fund	1,973,228	87,828,376
Fidelity Fund	3,402,771	85,103,305
Fidelity Growth & Income Portfolio	2,560,622	83,757,949
Fidelity Growth Company Fund	1,222,983	55,902,561
Fidelity Mid-Cap Stock Fund	2,696,783	51,940,039
Fidelity OTC Portfolio	1,482,737	43,696,254
TOTAL DOMESTIC EQUITY FUNDS		579,302,430
International Equity Funds - 15.5%
Fidelity Diversified International Fund	1,473,165	31,245,836
Fidelity Europe Fund	1,849,061	42,047,637
Fidelity Japan Fund	1,178,924	12,331,542
Fidelity Overseas Fund	1,100,933	30,033,451
Fidelity Southeast Asia Fund	514,311	6,490,603
TOTAL INTERNATIONAL EQUITY FUNDS		122,149,069
TOTAL EQUITY FUNDS (Cost $691,052,708)		701,451,499
Fixed-Income Funds - 10.9%

High Yield Fixed-Income Funds - 10.9%
Fidelity Capital & Income Fund	5,404,246	42,207,162
Fidelity High Income Fund	5,018,556	43,561,064
TOTAL FIXED-INCOME FUNDS (Cost $78,340,545)		85,768,226
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $769,393,253)		$ 787,219,725
Other Information
Purchases and redemptions of the underlying fund shares aggregated $208,724,778 and $8,691,916, respectively.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $1,249,000 all of which will expire on March 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $769,393,253) - See accompanying schedule		$ 787,219,725
Receivable for investments sold		163,139
Receivable for fund shares sold		3,071,628
Receivable from investment adviser for expense reductions		13,314
Total assets		790,467,806

Liabilities
Payable for investments purchased	$ 307,808
Payable for fund shares redeemed	2,864,758
Accrued management fee	65,384
Total liabilities		3,237,950

Net Assets		$ 787,229,856
Net Assets consist of:
Paid in capital		$ 768,216,181
Undistributed net investment income		2,846,906
Accumulated undistributed net realized gain (loss) on investments		(1,659,703)
Net unrealized appreciation (depreciation) on investments		17,826,472
Net Assets, for 114,512,614 shares outstanding		$ 787,229,856
Net Asset Value, offering price and redemption price per share ($787,229,856 ÷ 114,512,614 shares)		$ 6.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,977,101

Expenses
Management fee	$ 325,111
Non-interested trustees' compensation	1,264
Total expenses before reductions	326,375
Expense reductions	(65,693)	260,682
Net investment income (loss)		3,716,419
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		1,626,566
Change in net unrealized appreciation (depreciation) on investment securities		102,856,298
Net gain (loss)		104,482,864
Net increase (decrease) in net assets resulting from operations		$ 108,199,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,716,419	$ 4,383,057
Net realized gain (loss)	1,626,566	(2,232,836)
Change in net unrealized appreciation (depreciation)	102,856,298	(72,981,951)
Net increase (decrease) in net assets resulting from operations	108,199,283	(70,831,730)
Distributions to shareholders from net investment income	(1,775,468)	(3,821,127)
Distributions to shareholders from net realized gain	-	(374,581)
Total distributions	(1,775,468)	(4,195,708)
Share transactions Net proceeds from sales of shares	316,515,642	442,697,287
Reinvestment of distributions	1,774,286	4,187,253
Cost of shares redeemed	(120,192,140)	(145,261,494)
Net increase (decrease) in net assets resulting from share transactions	198,097,788	301,623,046
Total increase (decrease) in net assets	304,521,603	226,595,608

Net Assets
Beginning of period	482,708,253	256,112,645
End of period (including undistributed net investment income of $2,846,906 and undistributed net investment income of $905,955, respectively)	$ 787,229,856	$ 482,708,253
Other Information Shares
Sold	48,031,856	73,155,671
Issued in reinvestment of distributions	285,251	694,723
Redeemed	(18,183,427)	(24,046,080)
Net increase (decrease)	30,133,680	49,804,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.72	$ 7.41	$ 7.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.08	.09	.07
Net realized and unrealized gain (loss)	1.13	(1.69)	(.11)	(2.39)
Total from investment operations	1.17	(1.61)	(.02)	(2.32)
Distributions from net investment income	(.02)	(.07)	(.07)	(.06)
Distributions from net realized gain	-	(.01)	(.12)	-
Total distributions	(.02)	(.08)	(.19)	(.06)
Net asset value, end of period	$ 6.87	$ 5.72	$ 7.41	$ 7.62
Total Return B, C	20.49%	(21.79)%	(.40)%	(23.28)%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10% A	.10%	.10%	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08% A
Expenses net of all reductions	.08% A	.08%	.08%	.08% A
Net investment income (loss)	1.14% A	1.38%	1.24%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 787,230	$ 482,708	$ 256,113	$ 72,621
Portfolio turnover rate	3% A	4%	5%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period September 6, 2000 (commencement of operations) to March 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, Freedom 2030 Fund, and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year the funds intend to qualify as regulated investment companies by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income and capital gain distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 1,513,649,112	$ 34,757,759	$ (40,469,489)	$ (5,711,730)
Freedom 2000	1,462,290,238	41,114,566	(58,477,563)	(17,362,997)
Freedom 2010	6,250,943,835	240,516,659	(464,198,483)	(223,681,824)
Freedom 2020	5,934,133,857	263,484,551	(529,197,513)	(265,712,962)
Freedom 2030	3,573,143,239	153,254,443	(444,625,155)	(291,370,712)
Freedom 2040	771,353,966	53,782,347	(37,916,588)	15,865,759

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Freedom Income	.08%	$ 139,042
Freedom 2000	.08%	137,562
Freedom 2010	.08%	548,902
Freedom 2020	.08%	502,805
Freedom 2030	.08%	291,970
Freedom 2040	.08%	65,686

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Freedom Income	$ 10	|
Freedom 2000	12
Freedom 2010	41
Freedom 2020	29
Freedom 2030	2
Freedom 2040	7

6. Other Information.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, Freedom 2010 Fund was the owner of record of approximately 11%, 23% and 16% of the total outstanding shares of Fidelity Disciplined Equity Fund, Fidelity Government Income Fund and Fidelity Investment Grade Bond Fund, respectively, Freedom 2020 Fund was the owner of record of approximately 15%, 17%, 12% and 12% of the total outstanding shares of Fidelity Disciplined Equity Fund, Fidelity Europe Fund, Fidelity Japan Fund and Fidelity Government Income Fund, respectively, and Fidelity Freedom 2030 was the owner of record of approximately 12% of the total shares of Fidelity Europe Fund. The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	41%
Fidelity Europe Fund	42%
Fidelity Japan Fund	30%
Fidelity Southeast Asia Fund	23%
Fidelity Capital & Income Fund	22%
Fidelity Government Income Fund	50%
Fidelity Investment Grade Bond Fund	35%

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds ® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FF-USAN-1103
1.792160.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 19, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 19, 2003